Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Total Market Index Portfolio
September 30, 2023
VTMI-NPRT3-1123
1.9887333.105
Common Stocks - 97.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	322	10,104
AST SpaceMobile, Inc. (a)(b)	955	3,629
AT&T, Inc.	120,878	1,815,588
ATN International, Inc.	168	5,302
Bandwidth, Inc. (a)	408	4,598
Cogent Communications Group, Inc.	710	43,949
Consolidated Communications Holdings, Inc. (a)	1,059	3,622
EchoStar Holding Corp. Class A (a)	577	9,665
Frontier Communications Parent, Inc. (a)	3,696	57,842
GCI Liberty, Inc. Class A	680	0
Globalstar, Inc. (a)(b)	12,211	15,996
IDT Corp. Class B (a)	339	7,475
Iridium Communications, Inc.	2,149	97,758
Liberty Global PLC:
Class A (a)	1,268	21,708
Class C (a)	5,539	102,804
Liberty Latin America Ltd. Class A (a)	2,943	24,015
Lumen Technologies, Inc. (b)	15,255	21,662
Verizon Communications, Inc.	71,065	2,303,217
		4,548,934
Entertainment - 1.2%
Activision Blizzard, Inc.	12,078	1,130,863
AMC Entertainment Holdings, Inc. Class A (b)	982	7,846
Atlanta Braves Holdings, Inc.	905	32,336
Atlanta Braves Holdings, Inc. Class A	139	5,431
Cinemark Holdings, Inc. (a)	1,812	33,250
Electronic Arts, Inc.	4,413	531,325
Endeavor Group Holdings, Inc.	2,992	59,541
Kartoon Studios, Inc. (a)(b)	504	706
Liberty Media Corp. Liberty Formula One:
Class A	434	24,538
Class C	3,521	219,358
Liberty Media Corp. Liberty Live:
Class C	711	22,823
Series A	400	12,768
Lions Gate Entertainment Corp. Class A (a)(b)	2,902	24,609
Live Nation Entertainment, Inc. (a)	2,443	202,867
Madison Square Garden Entertainment Corp.	530	17,442
Madison Square Garden Sports Corp.	297	52,361
Marcus Corp. (b)	404	6,262
Netflix, Inc. (a)	7,515	2,837,664
Playtika Holding Corp. (a)	1,488	14,329
Roblox Corp. (a)(b)	6,294	182,274
Roku, Inc. Class A (a)	2,098	148,098
Sciplay Corp. (A Shares) (a)	374	8,516
Skillz, Inc. (a)(b)	209	1,066
Sphere Entertainment Co. (a)	447	16,611
Take-Two Interactive Software, Inc. (a)	2,688	377,368
The Walt Disney Co. (a)	30,889	2,503,553
TKO Group Holdings, Inc.	742	62,373
Vivid Seats, Inc. Class A (a)	453	2,908
Warner Bros Discovery, Inc. (a)	37,558	407,880
Warner Music Group Corp. Class A	1,947	61,136
		9,008,102
Interactive Media & Services - 5.1%
Alphabet, Inc.:
Class A (a)	100,421	13,141,092
Class C (a)	86,349	11,385,116
Angi, Inc. (a)(b)	1,188	2,352
Bumble, Inc. (a)	1,651	24,633
CarGurus, Inc. Class A (a)	1,490	26,105
Cars.com, Inc. (a)	1,056	17,804
Eventbrite, Inc. (a)	1,400	13,804
EverQuote, Inc. Class A (a)	272	1,967
fuboTV, Inc. (a)(b)	4,860	12,976
IAC, Inc. (a)	1,270	63,995
Match Group, Inc. (a)	4,749	186,042
MediaAlpha, Inc. Class A (a)	357	2,949
Meta Platforms, Inc. Class A (a)	37,388	11,224,251
Nextdoor Holdings, Inc. (a)	2,182	3,971
Pinterest, Inc. Class A (a)	10,105	273,138
QuinStreet, Inc. (a)	799	7,167
Rumble, Inc. (a)(b)	1,247	6,360
Shutterstock, Inc. (b)	403	15,334
Snap, Inc. Class A (a)(b)	16,952	151,042
TripAdvisor, Inc. (a)	1,766	29,280
Vimeo, Inc. (a)	2,674	9,466
Yelp, Inc. (a)	1,153	47,953
Ziff Davis, Inc. (a)	782	49,806
ZipRecruiter, Inc. (a)	806	9,664
Zoominfo Technologies, Inc. (a)	4,508	73,931
		36,780,198
Media - 0.9%
Altice U.S.A., Inc. Class A (a)	3,503	11,455
AMC Networks, Inc. Class A (a)	432	5,089
Boston Omaha Corp. (a)	345	5,655
Cable One, Inc.	78	48,020
Cardlytics, Inc. (a)	544	8,976
Charter Communications, Inc. Class A (a)	1,757	772,764
Clear Channel Outdoor Holdings, Inc. (a)	8,231	13,005
Comcast Corp. Class A	70,262	3,115,417
DISH Network Corp. Class A (a)(b)	4,153	24,337
E.W. Scripps Co. Class A (a)	1,015	5,562
Entravision Communication Corp. Class A	1,327	4,844
Fox Corp.:
Class A	4,760	148,512
Class B	2,141	61,832
Gannett Co., Inc. (a)	2,235	5,476
Gray Television, Inc.	1,448	10,020
iHeartMedia, Inc. (a)	1,604	5,069
Integral Ad Science Holding Corp. (a)	797	9,476
Interpublic Group of Companies, Inc.	6,571	188,325
John Wiley & Sons, Inc. Class A	692	25,722
Liberty Broadband Corp.:
Class A (a)	239	21,727
Class C (a)	2,039	186,201
Liberty Media Corp. Liberty SiriusXM	2,245	57,158
Liberty Media Corp. Liberty SiriusXM Class A	1,542	39,244
Magnite, Inc. (a)	1,973	14,876
News Corp.:
Class A	7,145	143,329
Class B	1,366	28,508
Nexstar Broadcasting Group, Inc. Class A	597	85,592
Omnicom Group, Inc.	3,391	252,562
Paramount Global:
Class A (b)	367	5,795
Class B (b)	8,399	108,347
PubMatic, Inc. (a)	723	8,748
Scholastic Corp.	491	18,727
Sinclair, Inc. Class A (b)	685	7,686
Sirius XM Holdings, Inc. (b)	11,564	52,269
Stagwell, Inc. (a)	1,672	7,842
TechTarget, Inc. (a)	423	12,842
TEGNA, Inc.	3,931	57,275
The New York Times Co. Class A	2,818	116,102
The Trade Desk, Inc. (a)	7,523	587,922
Thryv Holdings, Inc. (a)	501	9,404
WideOpenWest, Inc. (a)	805	6,158
		6,297,870
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	1,099	13,111
NII Holdings, Inc. (a)(c)	363	0
Shenandoah Telecommunications Co.	811	16,715
Spok Holdings, Inc.	295	4,210
T-Mobile U.S., Inc.	9,732	1,362,967
Telephone & Data Systems, Inc.	1,728	31,640
U.S. Cellular Corp. (a)	241	10,356
		1,438,999
TOTAL COMMUNICATION SERVICES		58,074,103
CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 0.2%
Adient PLC (a)	1,567	57,509
American Axle & Manufacturing Holdings, Inc. (a)	1,903	13,816
Aptiv PLC (a)	4,588	452,331
Autoliv, Inc.	1,291	124,556
BorgWarner, Inc.	3,995	161,278
Dana, Inc.	2,142	31,423
Dorman Products, Inc. (a)	464	35,153
Fox Factory Holding Corp. (a)	729	72,229
Garrett Motion, Inc. (a)	847	6,674
Gentex Corp.	4,024	130,941
Gentherm, Inc. (a)(b)	554	30,060
Holley, Inc. (a)	847	4,227
LCI Industries	422	49,551
Lear Corp.	1,017	136,481
Luminar Technologies, Inc. (a)(b)	4,109	18,696
Mobileye Global, Inc. (b)	1,269	52,727
Modine Manufacturing Co. (a)	868	39,711
Motorcar Parts of America, Inc. (a)(b)	347	2,807
Patrick Industries, Inc.	349	26,196
Phinia, Inc.	766	20,521
QuantumScape Corp. Class A (a)(b)	4,850	32,447
Solid Power, Inc. (a)(b)	1,748	3,531
Standard Motor Products, Inc.	313	10,523
Stoneridge, Inc. (a)	495	9,935
The Goodyear Tire & Rubber Co. (a)	4,859	60,397
Visteon Corp. (a)	502	69,311
XPEL, Inc. (a)	330	25,446
		1,678,477
Automobiles - 1.9%
Canoo, Inc. (a)(b)	5,377	2,635
Faraday Future Intelligent Electric, Inc. (a)(b)	204	271
Fisker, Inc. (a)(b)	2,899	18,612
Ford Motor Co.	66,550	826,551
General Motors Co.	23,566	776,971
Harley-Davidson, Inc.	2,175	71,906
Lucid Group, Inc. Class A (a)(b)	13,609	76,074
Mullen Automotive, Inc. (a)(b)	113	51
Rivian Automotive, Inc. (a)(b)	9,492	230,466
Tesla, Inc. (a)	45,535	11,393,768
Thor Industries, Inc. (b)	893	84,951
Winnebago Industries, Inc.	511	30,379
Workhorse Group, Inc. (a)(b)	3,415	1,415
		13,514,050
Broadline Retail - 2.8%
Amazon.com, Inc. (a)	150,861	19,177,450
Big Lots, Inc. (b)	451	2,305
ContextLogic, Inc. (a)(b)	284	1,252
Dillard's, Inc. Class A	56	18,525
eBay, Inc.	9,080	400,337
Etsy, Inc. (a)	2,108	136,135
Groupon, Inc. (a)(b)	455	6,971
Kohl's Corp.	1,825	38,252
Macy's, Inc. (b)	4,490	52,129
Nordstrom, Inc. (b)	1,874	27,998
Ollie's Bargain Outlet Holdings, Inc. (a)	959	74,016
Qurate Retail, Inc. Series A (a)	5,139	3,117
		19,938,487
Distributors - 0.1%
Genuine Parts Co.	2,372	342,469
LKQ Corp.	4,278	211,804
Pool Corp.	662	235,738
		790,011
Diversified Consumer Services - 0.1%
2U, Inc. (a)	1,274	3,147
ADT, Inc.	3,503	21,018
Adtalem Global Education, Inc. (a)	724	31,023
American Public Education, Inc. (a)	314	1,564
Bright Horizons Family Solutions, Inc. (a)	960	78,202
Carriage Services, Inc.	238	6,724
Chegg, Inc. (a)	1,998	17,822
Coursera, Inc. (a)	1,497	27,979
Duolingo, Inc. (a)	468	77,627
European Wax Center, Inc. (a)(b)	501	8,116
Frontdoor, Inc. (a)	1,350	41,297
Graham Holdings Co.	62	36,146
Grand Canyon Education, Inc. (a)	510	59,609
H&R Block, Inc. (b)	2,603	112,085
Laureate Education, Inc. Class A	2,287	32,247
Mister Car Wash, Inc. (a)(b)	1,412	7,780
Nerdy, Inc. Class A (a)	1,110	4,107
OneSpaWorld Holdings Ltd. (a)	1,088	12,207
Perdoceo Education Corp.	1,138	19,460
Rover Group, Inc. Class A (a)	1,659	10,385
Service Corp. International	2,598	148,450
Strategic Education, Inc.	379	28,520
Stride, Inc. (a)	663	29,855
Udemy, Inc. (a)	1,155	10,973
WW International, Inc. (a)	1,088	12,044
		838,387
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	903	9,888
Airbnb, Inc. Class A (a)	6,975	957,040
ARAMARK Holdings Corp.	4,452	154,484
Bally's Corp. (a)	446	5,847
BJ's Restaurants, Inc. (a)	395	9,267
Bloomin' Brands, Inc.	1,449	35,631
Bluegreen Vacations Holding Corp. Class A	152	5,575
Booking Holdings, Inc. (a)	624	1,924,385
Bowlero Corp. Class A (a)(b)	528	5,079
Boyd Gaming Corp.	1,278	77,741
Brinker International, Inc. (a)	737	23,282
Caesars Entertainment, Inc. (a)	3,674	170,290
Carnival Corp. (a)	17,033	233,693
Chipotle Mexican Grill, Inc. (a)	466	853,633
Choice Hotels International, Inc. (b)	441	54,027
Churchill Downs, Inc.	1,120	129,965
Chuy's Holdings, Inc. (a)	299	10,638
Cracker Barrel Old Country Store, Inc. (b)	375	25,200
Darden Restaurants, Inc.	2,048	293,315
Dave & Buster's Entertainment, Inc. (a)(b)	667	24,726
Denny's Corp. (a)	976	8,267
Dine Brands Global, Inc.	256	12,659
Domino's Pizza, Inc.	600	227,274
Doordash, Inc. (a)	4,468	355,072
Draftkings Holdings, Inc. (a)	7,836	230,692
Dutch Bros, Inc. (a)	501	11,648
El Pollo Loco Holdings, Inc.	249	2,229
Everi Holdings, Inc. (a)	1,481	19,579
Expedia, Inc. (a)	2,423	249,739
First Watch Restaurant Group, Inc. (a)	163	2,818
Golden Entertainment, Inc.	352	12,031
Hilton Grand Vacations, Inc. (a)	1,280	52,096
Hilton Worldwide Holdings, Inc.	4,479	672,656
Hyatt Hotels Corp. Class A	779	82,636
Inspired Entertainment, Inc. (a)	431	5,155
Jack in the Box, Inc.	346	23,895
Krispy Kreme, Inc. (b)	1,145	14,278
Kura Sushi U.S.A., Inc. Class A (a)	82	5,422
Las Vegas Sands Corp.	5,590	256,246
Life Time Group Holdings, Inc. (a)(b)	921	14,008
Light & Wonder, Inc. Class A (a)	1,563	111,489
Lindblad Expeditions Holdings (a)	526	3,787
Marriott International, Inc. Class A	4,360	857,002
Marriott Vacations Worldwide Corp.	613	61,686
McDonald's Corp.	12,311	3,243,210
MGM Resorts International	5,144	189,093
Monarch Casino & Resort, Inc.	215	13,352
Norwegian Cruise Line Holdings Ltd. (a)(b)	7,254	119,546
Papa John's International, Inc. (b)	495	33,769
Penn Entertainment, Inc. (a)	2,567	58,913
Planet Fitness, Inc. (a)	1,455	71,557
Playa Hotels & Resorts NV (a)	2,122	15,363
PlayAGS, Inc. (a)	591	3,853
Portillo's, Inc. (a)	674	10,373
RCI Hospitality Holdings, Inc.	136	8,250
Red Robin Gourmet Burgers, Inc. (a)(b)	296	2,380
Red Rock Resorts, Inc.	814	33,374
Royal Caribbean Cruises Ltd. (a)	3,723	343,037
Rush Street Interactive, Inc. (a)	941	4,347
Sabre Corp. (a)	5,638	25,315
SeaWorld Entertainment, Inc. (a)	654	30,248
Shake Shack, Inc. Class A (a)	617	35,829
Six Flags Entertainment Corp. (a)	1,222	28,729
Soho House & Co., Inc. Class A (a)(b)	664	4,602
Sonder Holdings, Inc. (a)(b)	149	1,223
Starbucks Corp.	19,365	1,767,444
Sweetgreen, Inc. Class A (a)(b)	1,276	14,993
Target Hospitality Corp. (a)	380	6,034
Texas Roadhouse, Inc. Class A	1,154	110,899
The Cheesecake Factory, Inc. (b)	783	23,725
Travel+Leisure Co.	1,270	46,647
Vail Resorts, Inc.	685	151,995
Wendy's Co.	2,819	57,536
Wingstop, Inc.	513	92,258
Wyndham Hotels & Resorts, Inc.	1,474	102,502
Wynn Resorts Ltd.	1,768	163,381
Xponential Fitness, Inc. (a)	424	6,572
Yum! Brands, Inc.	4,723	590,092
		15,706,511
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	509	12,679
Cavco Industries, Inc. (a)	134	35,598
Century Communities, Inc.	482	32,188
D.R. Horton, Inc.	5,251	564,325
Dream Finders Homes, Inc. (a)(b)	364	8,092
Ethan Allen Interiors, Inc. (b)	397	11,870
Garmin Ltd.	2,582	271,626
GoPro, Inc. Class A (a)	2,289	7,187
Green Brick Partners, Inc. (a)	438	18,181
Helen of Troy Ltd. (a)(b)	400	46,624
Hovnanian Enterprises, Inc. Class A (a)	84	8,539
Installed Building Products, Inc.	390	48,707
iRobot Corp. (a)	466	17,661
KB Home	1,391	64,375
La-Z-Boy, Inc.	700	21,616
Leggett & Platt, Inc.	2,191	55,673
Lennar Corp.:
Class A	4,288	481,242
Class B (b)	251	25,660
LGI Homes, Inc. (a)	350	34,822
Lovesac (a)(b)	266	5,299
M.D.C. Holdings, Inc.	978	40,323
M/I Homes, Inc. (a)	457	38,406
Meritage Homes Corp.	635	77,718
Mohawk Industries, Inc. (a)	915	78,516
Newell Brands, Inc.	6,276	56,672
NVR, Inc. (a)	52	310,092
PulteGroup, Inc.	3,787	280,427
Purple Innovation, Inc.	1,233	2,108
Skyline Champion Corp. (a)	880	56,074
Sonos, Inc. (a)	2,111	27,253
Taylor Morrison Home Corp. (a)	1,823	77,678
Tempur Sealy International, Inc.	2,929	126,943
Toll Brothers, Inc.	1,760	130,170
TopBuild Corp. (a)	541	136,116
Traeger, Inc. (a)	993	2,711
TRI Pointe Homes, Inc. (a)	1,688	46,167
Tupperware Brands Corp. (a)(b)	630	882
Universal Electronics, Inc. (a)(b)	188	1,701
Vizio Holding Corp. (a)	893	4,831
Whirlpool Corp.	943	126,079
ZAGG, Inc. rights (a)(c)	132	0
		3,392,831
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	515	27,316
AMMO, Inc. (a)	1,377	2,782
Brunswick Corp.	1,178	93,062
Clarus Corp. (b)	558	4,218
Funko, Inc. (a)(b)	535	4,093
Hasbro, Inc.	2,226	147,228
JAKKS Pacific, Inc. (a)	142	2,640
Johnson Outdoors, Inc. Class A	85	4,649
Latham Group, Inc. (a)	798	2,234
Malibu Boats, Inc. Class A (a)	333	16,324
MasterCraft Boat Holdings, Inc. (a)	306	6,799
Mattel, Inc. (a)	6,084	134,031
Peloton Interactive, Inc. Class A (a)(b)	5,590	28,230
Polaris, Inc.	933	97,163
Smith & Wesson Brands, Inc.	793	10,238
Solo Brands, Inc. Class A (a)	563	2,871
Sturm, Ruger & Co., Inc.	291	15,167
Topgolf Callaway Brands Corp. (a)(b)	2,310	31,970
Vista Outdoor, Inc. (a)	949	31,431
YETI Holdings, Inc. (a)	1,490	71,848
		734,294
Specialty Retail - 2.1%
1-800-FLOWERS.com, Inc. Class A (a)	501	3,507
Abercrombie & Fitch Co. Class A (a)	834	47,013
Academy Sports & Outdoors, Inc.	1,294	61,167
Advance Auto Parts, Inc. (b)	982	54,923
America's Car Mart, Inc. (a)	101	9,190
American Eagle Outfitters, Inc.	3,054	50,727
Arhaus, Inc. (a)(b)	336	3,125
Arko Corp.	1,151	8,230
Asbury Automotive Group, Inc. (a)	358	82,365
AutoNation, Inc. (a)	523	79,182
AutoZone, Inc. (a)	311	789,937
BARK, Inc. (a)	1,827	2,192
Bath & Body Works, Inc.	3,909	132,124
Best Buy Co., Inc.	3,319	230,571
Big 5 Sporting Goods Corp. (b)	445	3,119
Boot Barn Holdings, Inc. (a)	493	40,027
Build-A-Bear Workshop, Inc.	191	5,617
Burlington Stores, Inc. (a)	1,111	150,318
Caleres, Inc. (b)	627	18,033
Camping World Holdings, Inc.	720	14,695
CarMax, Inc. (a)	2,689	190,193
CarParts.com, Inc. (a)	760	3,131
Carvana Co. Class A (a)(b)	1,664	69,855
Chewy, Inc. (a)(b)	1,598	29,179
Chico's FAS, Inc. (a)	2,017	15,087
Citi Trends, Inc. (a)(b)	117	2,600
Designer Brands, Inc. Class A (b)	868	10,989
Destination XL Group, Inc. (a)	893	4,001
Dick's Sporting Goods, Inc.	1,049	113,900
EVgo, Inc. Class A (a)(b)	1,083	3,661
Five Below, Inc. (a)	952	153,177
Floor & Decor Holdings, Inc. Class A (a)(b)	1,819	164,620
Foot Locker, Inc.	1,335	23,162
GameStop Corp. Class A (a)(b)	4,220	69,461
Gap, Inc. (b)	3,495	37,152
Genesco, Inc. (a)	182	5,609
Group 1 Automotive, Inc.	235	63,147
GrowGeneration Corp. (a)(b)	943	2,754
Guess?, Inc. (b)	521	11,274
Haverty Furniture Companies, Inc.	229	6,591
Hibbett, Inc.	229	10,880
Lands' End, Inc. (a)(b)	235	1,755
Lazydays Holdings, Inc. (a)(b)	230	1,748
Leslie's, Inc. (a)	2,483	14,054
Lithia Motors, Inc. Class A (sub. vtg.)	472	139,396
LL Flooring Holdings, Inc. (a)	519	1,645
Lowe's Companies, Inc.	10,079	2,094,819
MarineMax, Inc. (a)	371	12,176
Monro, Inc.	501	13,913
Murphy U.S.A., Inc.	343	117,213
National Vision Holdings, Inc. (a)	1,321	21,374
O'Reilly Automotive, Inc. (a)	1,029	935,217
OneWater Marine, Inc. Class A (a)(b)	163	4,176
Overstock.com, Inc. (a)(b)	732	11,580
Penske Automotive Group, Inc. (b)	401	66,991
Petco Health & Wellness Co., Inc. (a)(b)	1,354	5,538
PetMed Express, Inc. (b)	361	3,700
Rent the Runway, Inc. Class A (a)(b)	766	521
Revolve Group, Inc. (a)(b)	668	9,091
RH (a)	297	78,515
Ross Stores, Inc.	5,785	653,416
Sally Beauty Holdings, Inc. (a)	1,835	15,377
Shoe Carnival, Inc. (b)	280	6,728
Signet Jewelers Ltd.	752	54,001
Sleep Number Corp. (a)	377	9,270
Sonic Automotive, Inc. Class A (sub. vtg.)	256	12,227
Sportsman's Warehouse Holdings, Inc. (a)	582	2,613
Stitch Fix, Inc. (a)	1,275	4,399
The Aaron's Co., Inc.	501	5,245
The Buckle, Inc.	503	16,795
The Cato Corp. Class A (sub. vtg.)	216	1,655
The Children's Place, Inc. (a)(b)	203	5,487
The Container Store Group, Inc. (a)	393	884
The Home Depot, Inc.	17,104	5,168,145
The ODP Corp. (a)	564	26,029
The RealReal, Inc. (a)(b)	1,574	3,321
thredUP, Inc. (a)	1,360	5,454
Tilly's, Inc. (a)	432	3,508
TJX Companies, Inc.	19,433	1,727,205
Tractor Supply Co. (b)	1,857	377,064
Ulta Beauty, Inc. (a)	849	339,133
Upbound Group, Inc.	853	25,121
Urban Outfitters, Inc. (a)(b)	997	32,592
Valvoline, Inc.	2,306	74,345
Victoria's Secret & Co. (a)	1,340	22,351
Vroom, Inc. (a)(b)	2,186	2,448
Warby Parker, Inc. (a)	1,084	14,265
Wayfair LLC Class A (a)(b)	1,401	84,859
Williams-Sonoma, Inc.	1,120	174,048
Winmark Corp.	46	17,164
Zumiez, Inc. (a)	290	5,162
		15,200,218
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc. Class A (a)	1,689	1,875
Capri Holdings Ltd. (a)	2,141	112,638
Carter's, Inc. (b)	616	42,596
Columbia Sportswear Co. (b)	590	43,719
Crocs, Inc. (a)	1,034	91,230
Deckers Outdoor Corp. (a)	448	230,312
Figs, Inc. Class A (a)(b)	2,072	12,225
Fossil Group, Inc. (a)	788	1,623
G-III Apparel Group Ltd. (a)	655	16,323
Hanesbrands, Inc. (b)	5,848	23,158
Kontoor Brands, Inc. (b)	833	36,577
Levi Strauss & Co. Class A (b)	1,588	21,565
lululemon athletica, Inc. (a)	1,960	755,796
Movado Group, Inc.	280	7,658
NIKE, Inc. Class B	20,825	1,991,287
Oxford Industries, Inc. (b)	248	23,840
PVH Corp.	1,049	80,259
Ralph Lauren Corp.	713	82,772
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,317	113,417
Steven Madden Ltd.	1,197	38,029
Tapestry, Inc.	3,957	113,764
Under Armour, Inc.:
Class A (sub. vtg.) (a)	126	863
Class C (non-vtg.) (a)	6,561	41,859
Unifi, Inc. (a)	153	1,086
VF Corp.	5,514	97,432
Wolverine World Wide, Inc.	1,310	10,559
		3,992,462
TOTAL CONSUMER DISCRETIONARY		75,785,728
CONSUMER STAPLES - 5.9%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	157	61,156
Brown-Forman Corp. Class B (non-vtg.)	3,136	180,916
Celsius Holdings, Inc. (a)(b)	691	118,576
Coca-Cola Bottling Co. Consolidated	77	48,997
Constellation Brands, Inc. Class A (sub. vtg.)	2,725	684,874
Duckhorn Portfolio, Inc. (a)	696	7,141
Keurig Dr. Pepper, Inc.	14,248	449,809
MGP Ingredients, Inc.	258	27,214
Molson Coors Beverage Co. Class B	3,196	203,234
Monster Beverage Corp.	12,937	685,014
National Beverage Corp. (a)(b)	384	18,056
PepsiCo, Inc.	23,264	3,941,852
The Coca-Cola Co.	65,624	3,673,632
The Vita Coco Co., Inc. (a)	406	10,572
		10,111,043
Consumer Staples Distribution & Retail - 1.6%
Albertsons Companies, Inc.	3,387	77,054
Andersons, Inc.	530	27,300
BJ's Wholesale Club Holdings, Inc. (a)	2,286	163,152
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	142	5
warrants 11/4/28 (a)	142	2
warrants 11/4/28 (a)	142	1
Casey's General Stores, Inc.	632	171,601
Chefs' Warehouse Holdings (a)	572	12,115
Costco Wholesale Corp.	7,487	4,229,856
Dollar General Corp.	3,709	392,412
Dollar Tree, Inc. (a)	3,518	374,491
Grocery Outlet Holding Corp. (a)	1,510	43,564
Ingles Markets, Inc. Class A	239	18,004
Kroger Co.	11,039	493,995
Performance Food Group Co. (a)	2,648	155,861
PriceSmart, Inc.	426	31,707
Rite Aid Corp. (a)(b)	840	376
SpartanNash Co.	609	13,398
Sprouts Farmers Market LLC (a)	1,714	73,359
Sysco Corp.	8,547	564,529
Target Corp.	7,805	862,999
U.S. Foods Holding Corp. (a)	3,848	152,766
United Natural Foods, Inc. (a)	1,012	14,310
Walgreens Boots Alliance, Inc.	12,152	270,260
Walmart, Inc.	23,641	3,780,905
Weis Markets, Inc.	263	16,569
		11,940,591
Food Products - 1.0%
Alico, Inc.	108	2,696
Archer Daniels Midland Co.	9,215	694,995
B&G Foods, Inc. Class A (b)	1,221	12,076
Benson Hill, Inc. (a)	2,160	716
Beyond Meat, Inc. (a)(b)	1,003	9,649
BRC, Inc. Class A (a)(b)	606	2,176
Bunge Ltd.	2,554	276,471
Cal-Maine Foods, Inc. (b)	629	30,456
Calavo Growers, Inc.	277	6,989
Campbell Soup Co.	3,412	140,165
Conagra Brands, Inc.	8,120	222,650
Darling Ingredients, Inc. (a)	2,720	141,984
Flowers Foods, Inc.	3,335	73,970
Fresh Del Monte Produce, Inc.	511	13,204
Freshpet, Inc. (a)(b)	796	52,440
General Mills, Inc.	9,933	635,613
Hormel Foods Corp.	4,950	188,249
Hostess Brands, Inc. Class A (a)	2,223	74,048
Ingredion, Inc.	1,126	110,798
J&J Snack Foods Corp.	249	40,749
John B. Sanfilippo & Son, Inc.	147	14,524
Kellanova	4,360	259,464
Lamb Weston Holdings, Inc.	2,468	228,191
Lancaster Colony Corp.	329	54,295
Lifecore Biomedical (a)	482	3,637
McCormick & Co., Inc. (non-vtg.)	4,248	321,319
Mission Produce, Inc. (a)	667	6,457
Mondelez International, Inc.	22,993	1,595,714
Pilgrim's Pride Corp. (a)	744	16,986
Post Holdings, Inc. (a)	891	76,394
Seaboard Corp.	4	15,012
Seneca Foods Corp. Class A (a)	90	4,845
Sovos Brands, Inc. (a)	809	18,243
The Hain Celestial Group, Inc. (a)	1,541	15,980
The Hershey Co.	2,491	498,399
The J.M. Smucker Co.	1,814	222,959
The Kraft Heinz Co.	13,426	451,651
The Simply Good Foods Co. (a)	1,401	48,363
Tootsie Roll Industries, Inc.	293	8,749
TreeHouse Foods, Inc. (a)	845	36,825
Tyson Foods, Inc. Class A	4,838	244,271
Utz Brands, Inc. Class A	1,148	15,418
Vital Farms, Inc. (a)	420	4,864
Westrock Coffee Holdings (a)(b)	188	1,666
Whole Earth Brands, Inc. Class A (a)(b)	531	1,912
		6,896,232
Household Products - 1.2%
Central Garden & Pet Co. (a)	768	33,900
Central Garden & Pet Co. Class A (non-vtg.) (a)	42	1,684
Church & Dwight Co., Inc.	4,134	378,798
Colgate-Palmolive Co.	14,001	995,611
Energizer Holdings, Inc.	1,096	35,116
Kimberly-Clark Corp.	5,678	686,186
Procter & Gamble Co.	39,773	5,801,290
Reynolds Consumer Products, Inc.	891	22,836
Spectrum Brands Holdings, Inc.	682	53,435
The Clorox Co.	2,101	275,357
WD-40 Co.	228	46,339
		8,330,552
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	2,210	91,118
Coty, Inc. Class A (a)	6,392	70,120
Edgewell Personal Care Co.	866	32,007
elf Beauty, Inc. (a)	861	94,564
Estee Lauder Companies, Inc. Class A	3,927	567,648
Herbalife Ltd. (a)	1,646	23,028
Inter Parfums, Inc.	298	40,033
Kenvue, Inc.	25,984	521,759
MediFast, Inc.	177	13,248
Nu Skin Enterprises, Inc. Class A	846	17,944
The Beauty Health Co. (a)(b)	1,614	9,716
The Honest Co., Inc. (a)(b)	1,044	1,315
USANA Health Sciences, Inc. (a)	192	11,253
		1,493,753
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	240	235
Altria Group, Inc.	30,076	1,264,696
Philip Morris International, Inc.	26,205	2,426,059
Turning Point Brands, Inc.	255	5,888
Universal Corp.	420	19,828
Vector Group Ltd.	2,203	23,440
		3,740,146
TOTAL CONSUMER STAPLES		42,512,317
ENERGY - 4.7%
Energy Equipment & Services - 0.6%
Archrock, Inc.	2,259	28,463
Baker Hughes Co. Class A	17,084	603,407
Bristow Group, Inc. (a)	403	11,353
Cactus, Inc.	1,075	53,976
Championx Corp.	3,400	121,108
Core Laboratories, Inc.	754	18,104
Diamond Offshore Drilling, Inc. (a)	1,675	24,589
DMC Global, Inc. (a)	300	7,341
Dril-Quip, Inc. (a)	561	15,803
Expro Group Holdings NV (a)	1,165	27,063
Halliburton Co.	15,269	618,395
Helix Energy Solutions Group, Inc. (a)	2,538	28,349
Helmerich & Payne, Inc.	1,720	72,515
Liberty Oilfield Services, Inc. Class A	2,510	46,485
Nabors Industries Ltd. (a)	151	18,594
Newpark Resources, Inc. (a)	1,326	9,163
Noble Corp. PLC	1,788	90,562
NOV, Inc.	6,776	141,618
Oceaneering International, Inc. (a)	1,646	42,335
Oil States International, Inc. (a)	1,047	8,763
Patterson-UTI Energy, Inc.	3,469	48,011
ProFrac Holding Corp. (a)(b)	540	5,875
ProPetro Holding Corp. (a)	1,624	17,263
RPC, Inc. (b)	1,379	12,328
Schlumberger Ltd.	24,092	1,404,564
Select Water Solutions, Inc. Class A	1,441	11,456
Solaris Oilfield Infrastructure, Inc. Class A	553	5,895
TechnipFMC PLC	7,528	153,120
TETRA Technologies, Inc. (a)	1,867	11,911
Tidewater, Inc. (a)	839	59,628
Transocean Ltd. (United States) (a)(b)	12,002	98,536
U.S. Silica Holdings, Inc. (a)	1,239	17,396
Valaris Ltd. (a)	1,043	78,204
Weatherford International PLC (a)	1,117	100,899
		4,013,072
Oil, Gas & Consumable Fuels - 4.1%
Amplify Energy Corp. (a)	709	5,211
Antero Midstream GP LP	5,549	66,477
Antero Resources Corp. (a)	4,734	120,149
APA Corp.	5,265	216,392
Ardmore Shipping Corp.	562	7,312
Berry Corp.	980	8,036
California Resources Corp.	1,176	65,868
Callon Petroleum Co. (a)(b)	851	33,291
Centrus Energy Corp. Class A (a)	213	12,090
Cheniere Energy, Inc.	4,117	683,257
Chesapeake Energy Corp. (b)	1,827	157,542
Chevron Corp.	29,427	4,961,981
Chord Energy Corp.	721	116,852
Civitas Resources, Inc. (b)	818	66,152
Clean Energy Fuels Corp. (a)(b)	3,055	11,701
CNX Resources Corp. (a)(b)	2,760	62,321
Comstock Resources, Inc. (b)	1,502	16,567
ConocoPhillips Co.	20,448	2,449,670
CONSOL Energy, Inc.	540	56,651
Coterra Energy, Inc.	12,846	347,484
Crescent Energy, Inc. Class A (b)	562	7,104
CVR Energy, Inc. (b)	491	16,709
Delek U.S. Holdings, Inc.	1,084	30,796
Denbury, Inc. (a)	841	82,426
Devon Energy Corp.	10,884	519,167
Diamondback Energy, Inc.	3,059	473,778
Dorian LPG Ltd.	560	16,089
DT Midstream, Inc.	1,691	89,488
Earthstone Energy, Inc. (a)	598	12,104
Enviva, Inc. (b)	487	3,638
EOG Resources, Inc.	9,895	1,254,290
EQT Corp.	6,146	249,405
Equitrans Midstream Corp.	7,181	67,286
Evolution Petroleum Corp.	475	3,249
Excelerate Energy, Inc.	272	4,635
Exxon Mobil Corp.	68,312	8,032,125
Gevo, Inc. (a)(b)	3,909	4,652
Green Plains, Inc. (a)	999	30,070
Gulfport Energy Corp. (a)	177	21,003
Hallador Energy Co. (a)	377	5,436
Hess Corp.	4,678	715,734
HF Sinclair Corp.	2,197	125,075
International Seaways, Inc.	664	29,880
Kinder Morgan, Inc.	33,334	552,678
Kinetik Holdings, Inc. (b)	390	13,163
Kosmos Energy Ltd. (a)	7,659	62,651
Magnolia Oil & Gas Corp. Class A	2,817	64,537
Marathon Oil Corp.	10,531	281,704
Marathon Petroleum Corp.	7,169	1,084,956
Matador Resources Co.	1,894	112,655
Murphy Oil Corp.	2,451	111,153
New Fortress Energy, Inc.	765	25,077
Nextdecade Corp. (a)(b)	994	5,089
Northern Oil & Gas, Inc. (b)	1,349	54,270
Occidental Petroleum Corp.	12,157	788,746
ONEOK, Inc.	7,572	480,292
Overseas Shipholding Group, Inc. (a)	1,023	4,491
Ovintiv, Inc.	4,167	198,224
Par Pacific Holdings, Inc. (a)	922	33,137
PBF Energy, Inc. Class A	1,871	100,155
Peabody Energy Corp.	1,942	50,473
Permian Resource Corp. Class A (b)	3,920	54,723
Phillips 66 Co.	7,755	931,763
Pioneer Natural Resources Co.	3,948	906,263
Range Resources Corp.	4,121	133,562
Rex American Resources Corp. (a)	273	11,117
Riley Exploration Permian, Inc.	61	1,939
Ring Energy, Inc. (a)(b)	2,191	4,272
SandRidge Energy, Inc.	565	8,848
Scorpio Tankers, Inc.	915	49,520
SilverBow Resources, Inc. (a)	214	7,655
Sitio Royalties Corp.	1,344	32,538
SM Energy Co.	2,088	82,789
Southwestern Energy Co. (a)	18,452	119,015
Talos Energy, Inc. (a)	1,801	29,608
Targa Resources Corp.	3,827	328,050
Teekay Corp. (a)	1,080	6,664
Teekay Tankers Ltd.	399	16,610
Tellurian, Inc. (a)(b)	8,159	9,464
Texas Pacific Land Corp.	105	191,474
The Williams Companies, Inc.	20,563	692,767
Uranium Energy Corp. (a)(b)	6,145	31,647
VAALCO Energy, Inc.	1,602	7,033
Valero Energy Corp.	6,113	866,273
Vertex Energy, Inc. (a)(b)	966	4,299
Vital Energy, Inc. (a)	311	17,236
Vitesse Energy, Inc. (b)	392	8,973
W&T Offshore, Inc. (a)(b)	1,749	7,661
World Kinect Corp.	1,046	23,462
		29,867,819
TOTAL ENERGY		33,880,891
FINANCIALS - 12.9%
Banks - 3.2%
1st Source Corp.	289	12,164
Amalgamated Financial Corp.	290	4,994
Amerant Bancorp, Inc. Class A	445	7,761
Ameris Bancorp	1,073	41,192
Associated Banc-Corp.	2,514	43,015
Atlantic Union Bankshares Corp.	1,232	35,457
Axos Financial, Inc. (a)	882	33,393
Banc of California, Inc.	862	10,672
BancFirst Corp.	285	24,718
Bancorp, Inc., Delaware (a)	920	31,740
Bank First National Corp.	136	10,492
Bank of America Corp.	117,177	3,208,306
Bank of Hawaii Corp. (b)	662	32,895
Bank of Marin Bancorp	231	4,223
Bank OZK	1,785	66,170
BankUnited, Inc.	1,241	28,171
Banner Corp.	574	24,326
Berkshire Hills Bancorp, Inc.	729	14,616
BOK Financial Corp.	480	38,390
Bridgewater Bancshares, Inc. (a)	353	3,346
Brookline Bancorp, Inc., Delaware	1,490	13,574
Business First Bancshares, Inc.	392	7,354
Byline Bancorp, Inc.	410	8,081
Cadence Bank	3,071	65,167
Cambridge Bancorp	127	7,911
Camden National Corp.	229	6,462
Capitol Federal Financial, Inc.	2,129	10,155
Cathay General Bancorp	1,219	42,372
Central Pacific Financial Corp.	490	8,173
Citigroup, Inc.	32,888	1,352,683
Citizens Financial Group, Inc.	8,283	221,984
City Holding Co.	253	22,859
CNB Financial Corp., Pennsylvania	340	6,157
Coastal Financial Corp. of Washington (a)	198	8,496
Columbia Banking Systems, Inc.	3,647	74,034
Columbia Financial, Inc. (a)(b)	524	8,232
Comerica, Inc.	2,258	93,820
Commerce Bancshares, Inc.	2,002	96,056
Community Bank System, Inc.	901	38,031
Community Trust Bancorp, Inc.	261	8,942
ConnectOne Bancorp, Inc.	611	10,894
CrossFirst Bankshares, Inc. (a)	679	6,851
Cullen/Frost Bankers, Inc.	1,078	98,324
Customers Bancorp, Inc. (a)	502	17,294
CVB Financial Corp.	2,162	35,824
Dime Community Bancshares, Inc.	562	11,218
Eagle Bancorp, Inc.	531	11,390
East West Bancorp, Inc.	2,439	128,560
Eastern Bankshares, Inc.	2,666	33,432
Enterprise Financial Services Corp.	628	23,550
Equity Bancshares, Inc.	232	5,584
Esquire Financial Holdings, Inc.	111	5,072
Farmers National Banc Corp.	563	6,508
FB Financial Corp.	579	16,420
Fifth Third Bancorp	11,634	294,689
First Bancorp, North Carolina	686	19,304
First Bancorp, Puerto Rico	2,955	39,774
First Bancshares, Inc.	453	12,217
First Busey Corp.	836	16,068
First Citizens Bancshares, Inc.	201	277,400
First Commonwealth Financial Corp.	1,748	21,343
First Financial Bancorp, Ohio	1,556	30,498
First Financial Bankshares, Inc. (b)	2,140	53,757
First Financial Corp., Indiana	173	5,849
First Foundation, Inc.	767	4,663
First Hawaiian, Inc.	2,128	38,410
First Horizon National Corp.	9,189	101,263
First Interstate Bancsystem, Inc.	1,487	37,086
First Merchants Corp.	1,012	28,154
First of Long Island Corp.	379	4,362
Flushing Financial Corp.	429	5,633
FNB Corp., Pennsylvania	6,682	72,099
Fulton Financial Corp.	2,764	33,472
German American Bancorp, Inc.	465	12,597
Glacier Bancorp, Inc.	1,831	52,184
Great Southern Bancorp, Inc.	143	6,853
Hancock Whitney Corp.	1,418	52,452
Hanmi Financial Corp.	525	8,521
HarborOne Bancorp, Inc. (b)	675	6,426
Heartland Financial U.S.A., Inc.	609	17,923
Heritage Commerce Corp.	1,041	8,817
Heritage Financial Corp., Washington	605	9,868
Hilltop Holdings, Inc.	770	21,837
Hingham Institution for Savings	23	4,295
Home Bancshares, Inc.	3,342	69,981
HomeStreet, Inc.	293	2,282
HomeTrust Bancshares, Inc.	240	5,201
Hope Bancorp, Inc.	1,981	17,532
Horizon Bancorp, Inc. Indiana	639	6,825
Huntington Bancshares, Inc.	24,682	256,693
Independent Bank Corp.	738	36,228
Independent Bank Corp.	367	6,731
Independent Bank Group, Inc.	596	23,572
International Bancshares Corp.	865	37,489
JPMorgan Chase & Co.	49,360	7,158,187
Kearny Financial Corp.	1,058	7,332
KeyCorp	15,976	171,902
Lakeland Bancorp, Inc.	1,056	13,327
Lakeland Financial Corp.	433	20,550
Live Oak Bancshares, Inc.	556	16,096
M&T Bank Corp.	2,825	357,221
Mercantile Bank Corp.	256	7,913
Metropolitan Bank Holding Corp. (a)	176	6,385
Midland States Bancorp, Inc.	376	7,723
National Bank Holdings Corp.	619	18,421
NBT Bancorp, Inc.	724	22,944
New York Community Bancorp, Inc.	12,297	139,448
Nicolet Bankshares, Inc.	226	15,770
Northfield Bancorp, Inc.	644	6,086
Northwest Bancshares, Inc.	2,147	21,964
OceanFirst Financial Corp.	970	14,036
OFG Bancorp	799	23,858
Old National Bancorp, Indiana	5,156	74,968
Old Second Bancorp, Inc.	687	9,350
Origin Bancorp, Inc.	506	14,608
Pacific Premier Bancorp, Inc.	1,563	34,011
PacWest Bancorp	1,962	15,519
Park National Corp.	243	22,968
Pathward Financial, Inc.	453	20,879
Peapack-Gladstone Financial Corp.	292	7,490
Peoples Bancorp, Inc.	546	13,857
Pinnacle Financial Partners, Inc.	1,282	85,945
PNC Financial Services Group, Inc.	6,764	830,416
Popular, Inc.	1,267	79,834
Preferred Bank, Los Angeles	220	13,695
Premier Financial Corp.	628	10,714
Prosperity Bancshares, Inc.	1,571	85,745
Provident Bancorp, Inc. (a)	249	2,413
Provident Financial Services, Inc.	1,279	19,556
QCR Holdings, Inc.	270	13,100
Regions Financial Corp.	16,044	275,957
Renasant Corp.	942	24,671
S&T Bancorp, Inc.	643	17,412
Sandy Spring Bancorp, Inc.	739	15,837
Seacoast Banking Corp., Florida	1,376	30,217
ServisFirst Bancshares, Inc.	815	42,519
Simmons First National Corp. Class A	2,103	35,667
Southern Missouri Bancorp, Inc.	162	6,268
Southside Bancshares, Inc.	502	14,407
Southstate Corp.	1,270	85,547
Stellar Bancorp, Inc.	755	16,097
Stock Yards Bancorp, Inc.	489	19,213
Synovus Financial Corp.	2,444	67,943
Texas Capital Bancshares, Inc. (a)	798	47,002
Tompkins Financial Corp.	213	10,435
TowneBank	1,136	26,048
Trico Bancshares	558	17,873
Triumph Bancorp, Inc. (a)	373	24,167
Truist Financial Corp.	22,581	646,042
Trustco Bank Corp., New York	304	8,296
Trustmark Corp.	989	21,491
U.S. Bancorp	23,635	781,373
UMB Financial Corp.	728	45,172
United Bankshares, Inc., West Virginia	2,381	65,692
United Community Bank, Inc.	1,923	48,863
Univest Corp. of Pennsylvania	459	7,977
Valley National Bancorp	7,373	63,113
Veritex Holdings, Inc.	909	16,317
WaFd, Inc.	1,073	27,490
Washington Trust Bancorp, Inc.	304	8,004
Webster Financial Corp.	3,042	122,623
Wells Fargo & Co.	63,428	2,591,668
WesBanco, Inc.	991	24,200
Westamerica Bancorp.	445	19,246
Western Alliance Bancorp.	1,864	85,688
Wintrust Financial Corp.	1,018	76,859
WSFS Financial Corp.	1,026	37,449
Zions Bancorp NA	2,477	86,423
		22,893,350
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	602	78,465
Ameriprise Financial, Inc.	1,759	579,907
Ares Management Corp.	2,717	279,498
Artisan Partners Asset Management, Inc.	1,152	43,108
Assetmark Financial Holdings, Inc. (a)	359	9,004
Avantax, Inc. (a)	618	15,808
B. Riley Financial, Inc. (b)	275	11,272
Bakkt Holdings, Inc. Class A (a)	1,121	1,312
Bank of New York Mellon Corp.	12,168	518,965
BGC Group, Inc. Class A	5,514	29,114
BlackRock, Inc. Class A	2,529	1,634,973
Blackstone, Inc.	11,935	1,278,716
Blue Owl Capital, Inc. Class A (b)	6,183	80,132
Bridge Investment Group Holdings, Inc.	454	4,177
BrightSphere Investment Group, Inc.	513	9,947
Carlyle Group LP (b)	3,719	112,165
Cboe Global Markets, Inc.	1,788	279,303
Charles Schwab Corp.	25,134	1,379,857
CME Group, Inc.	6,073	1,215,936
Cohen & Steers, Inc.	409	25,640
Coinbase Global, Inc. (a)(b)	2,819	211,651
Diamond Hill Investment Group, Inc.	46	7,754
Donnelley Financial Solutions, Inc. (a)	417	23,469
Evercore, Inc. Class A	591	81,487
FactSet Research Systems, Inc.	649	283,782
Federated Hermes, Inc.	1,414	47,892
Franklin Resources, Inc.	4,936	121,327
GCM Grosvenor, Inc. Class A	646	5,013
Goldman Sachs Group, Inc.	5,617	1,817,493
Hamilton Lane, Inc. Class A	605	54,716
Houlihan Lokey	865	92,659
Interactive Brokers Group, Inc.	1,756	151,999
Intercontinental Exchange, Inc.	9,439	1,038,479
Invesco Ltd.	7,895	114,635
Janus Henderson Group PLC	2,208	57,011
Jefferies Financial Group, Inc.	3,197	117,106
KKR & Co. LP	9,789	603,002
Lazard Ltd. Class A	1,978	61,338
LPL Financial	1,317	312,985
MarketAxess Holdings, Inc.	642	137,157
Moelis & Co. Class A (b)	1,109	50,049
Moody's Corp.	2,661	841,328
Morgan Stanley	22,003	1,796,985
Morningstar, Inc.	428	100,255
MSCI, Inc.	1,353	694,197
NASDAQ, Inc.	5,728	278,324
Northern Trust Corp.	3,541	246,029
Open Lending Corp. (a)	1,608	11,771
Oppenheimer Holdings, Inc. Class A (non-vtg.)	116	4,444
P10, Inc.	640	7,456
Perella Weinberg Partners Class A	627	6,383
Piper Jaffray Companies	246	35,746
PJT Partners, Inc. (b)	404	32,094
Raymond James Financial, Inc.	3,238	325,192
Robinhood Markets, Inc. (a)	8,938	87,682
S&P Global, Inc.	5,539	2,024,006
SEI Investments Co.	1,756	105,764
State Street Corp.	5,664	379,261
StepStone Group, Inc. Class A	841	26,559
Stifel Financial Corp.	1,831	112,497
StoneX Group, Inc. (a)	292	28,301
T. Rowe Price Group, Inc.	3,818	400,394
TPG, Inc. (b)	845	25,451
Tradeweb Markets, Inc. Class A	1,945	155,989
Victory Capital Holdings, Inc.	450	15,003
Virtu Financial, Inc. Class A	1,452	25,076
Virtus Investment Partners, Inc.	112	22,623
WisdomTree Investments, Inc.	1,857	12,999
		20,780,112
Consumer Finance - 0.5%
Ally Financial, Inc.	5,192	138,523
American Express Co.	10,043	1,498,315
Bread Financial Holdings, Inc.	836	28,591
Capital One Financial Corp.	6,467	627,622
Credit Acceptance Corp. (a)(b)	100	46,012
Discover Financial Services	4,303	372,769
Encore Capital Group, Inc. (a)	378	18,053
Enova International, Inc. (a)	511	25,995
EZCORP, Inc. (non-vtg.) Class A (a)(b)	815	6,724
FirstCash Holdings, Inc.	619	62,135
Green Dot Corp. Class A (a)	772	10,754
LendingClub Corp. (a)	1,809	11,035
LendingTree, Inc. (a)	211	3,271
Navient Corp.	1,666	28,689
Nelnet, Inc. Class A	297	26,528
NerdWallet, Inc. (a)	530	4,712
OneMain Holdings, Inc.	2,093	83,908
Oportun Financial Corp. (a)	382	2,758
PRA Group, Inc. (a)	639	12,275
PROG Holdings, Inc. (a)	762	25,306
SLM Corp.	4,068	55,406
SoFi Technologies, Inc. (a)(b)	14,070	112,419
Synchrony Financial	7,330	224,078
Upstart Holdings, Inc. (a)(b)	1,192	34,020
World Acceptance Corp. (a)	54	6,861
		3,466,759
Financial Services - 4.0%
A-Mark Precious Metals, Inc. (b)	307	9,004
Affirm Holdings, Inc. (a)(b)	3,627	77,146
Apollo Global Management, Inc.	7,296	654,889
AvidXchange Holdings, Inc. (a)	2,215	20,998
Berkshire Hathaway, Inc. Class B (a)	30,116	10,549,635
Block, Inc. Class A (a)	9,223	408,210
Cannae Holdings, Inc. (a)	1,189	22,163
Cantaloupe, Inc. (a)	866	5,413
Cass Information Systems, Inc.	187	6,966
Enact Holdings, Inc.	458	12,471
Equitable Holdings, Inc.	5,688	161,482
Essent Group Ltd.	1,867	88,290
Euronet Worldwide, Inc. (a)	812	64,457
EVERTEC, Inc.	1,075	39,969
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	157	24,225
Fidelity National Information Services, Inc.	10,050	555,464
Fiserv, Inc. (a)	10,422	1,177,269
FleetCor Technologies, Inc. (a)	1,250	319,175
Flywire Corp. (a)	1,088	34,696
Global Payments, Inc.	4,436	511,870
i3 Verticals, Inc. Class A (a)	357	7,547
International Money Express, Inc. (a)	564	9,549
Jack Henry & Associates, Inc.	1,243	187,867
Jackson Financial, Inc.	981	37,494
Marqeta, Inc. Class A (a)	7,343	43,911
MasterCard, Inc. Class A	14,124	5,591,833
Merchants Bancorp	423	11,726
MGIC Investment Corp.	4,838	80,746
Mr. Cooper Group, Inc. (a)	1,144	61,273
NMI Holdings, Inc. (a)	1,378	37,330
Paymentus Holdings, Inc. (a)(b)	343	5,694
Payoneer Global, Inc. (a)	3,415	20,900
PayPal Holdings, Inc. (a)	18,874	1,103,374
PennyMac Financial Services, Inc.	494	32,900
Radian Group, Inc.	2,599	65,261
Remitly Global, Inc. (a)	1,691	42,647
Repay Holdings Corp. (a)	1,307	9,920
Rocket Companies, Inc. (a)(b)	2,135	17,464
Shift4 Payments, Inc. (a)	953	52,768
TFS Financial Corp.	833	9,846
The Western Union Co.	6,487	85,499
Toast, Inc. (a)(b)	5,750	107,698
UWM Holdings Corp. Class A	1,427	6,921
Visa, Inc. Class A	27,328	6,285,713
Voya Financial, Inc.	1,642	109,111
Walker & Dunlop, Inc.	522	38,753
WEX, Inc. (a)	737	138,622
		28,946,159
Insurance - 2.2%
AFLAC, Inc.	9,266	711,166
Allstate Corp.	4,460	496,889
AMBAC Financial Group, Inc. (a)	781	9,419
American Equity Investment Life Holding Co.	1,050	56,322
American Financial Group, Inc.	1,195	133,446
American International Group, Inc.	12,181	738,169
Amerisafe, Inc.	309	15,472
Aon PLC	3,447	1,117,586
Arch Capital Group Ltd. (a)	6,296	501,854
Argo Group International Holdings, Ltd.	610	18,202
Arthur J. Gallagher & Co.	3,614	823,739
Assurant, Inc.	906	130,083
Assured Guaranty Ltd.	989	59,854
Axis Capital Holdings Ltd.	1,359	76,607
Brighthouse Financial, Inc. (a)	1,126	55,106
Brown & Brown, Inc.	3,977	277,754
BRP Group, Inc. (a)	1,064	24,717
Chubb Ltd.	6,998	1,456,844
Cincinnati Financial Corp.	2,665	272,603
CNO Financial Group, Inc.	1,886	44,755
eHealth, Inc. (a)	452	3,345
Employers Holdings, Inc.	463	18,497
Enstar Group Ltd. (a)	225	54,450
Erie Indemnity Co. Class A (b)	424	124,567
Everest Re Group Ltd.	726	269,832
Fidelity National Financial, Inc.	4,608	190,310
First American Financial Corp.	1,774	100,213
Genworth Financial, Inc. Class A (a)	7,930	46,470
Globe Life, Inc.	1,500	163,095
Goosehead Insurance (a)	390	29,067
Hagerty, Inc. Class A (a)(b)	497	4,060
Hanover Insurance Group, Inc.	631	70,028
Hartford Financial Services Group, Inc.	5,239	371,497
HCI Group, Inc.	117	6,352
Hippo Holdings, Inc. (a)(b)	246	1,961
Horace Mann Educators Corp.	659	19,361
James River Group Holdings Ltd.	664	10,192
Kemper Corp.	1,057	44,426
Kinsale Capital Group, Inc.	369	152,814
Lemonade, Inc. (a)(b)	779	9,052
Lincoln National Corp.	2,730	67,404
Loews Corp.	3,172	200,819
Markel Group, Inc. (a)	224	329,838
Marsh & McLennan Companies, Inc.	8,324	1,584,057
MBIA, Inc. (a)	724	5,220
Mercury General Corp.	416	11,660
MetLife, Inc.	10,876	684,209
National Western Life Group, Inc.	40	17,500
Old Republic International Corp.	4,570	123,116
Oscar Health, Inc. (a)	1,823	10,154
Palomar Holdings, Inc. (a)	405	20,554
Primerica, Inc.	615	119,316
Principal Financial Group, Inc.	3,827	275,812
ProAssurance Corp.	907	17,133
Progressive Corp.	9,896	1,378,513
Prudential Financial, Inc.	6,168	585,282
Reinsurance Group of America, Inc.	1,131	164,210
RenaissanceRe Holdings Ltd.	856	169,420
RLI Corp.	691	93,900
Ryan Specialty Group Holdings, Inc. (a)(b)	1,546	74,826
Safety Insurance Group, Inc.	252	17,184
Selective Insurance Group, Inc.	1,041	107,400
Selectquote, Inc. (a)	2,384	2,789
Siriuspoint Ltd. (a)	1,446	14,706
Stewart Information Services Corp.	438	19,184
The Travelers Companies, Inc.	3,901	637,072
Trupanion, Inc. (a)(b)	608	17,146
United Fire Group, Inc.	341	6,735
Universal Insurance Holdings, Inc.	495	6,940
Unum Group	3,130	153,965
W.R. Berkley Corp.	3,391	215,295
White Mountains Insurance Group Ltd.	43	64,315
Willis Towers Watson PLC	1,800	376,128
		16,281,978
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	10,300	97,232
Annaly Capital Management, Inc.	8,414	158,267
Apollo Commercial Real Estate Finance, Inc.	2,236	22,651
Arbor Realty Trust, Inc. (b)	3,019	45,828
Ares Commercial Real Estate Corp.	909	8,654
Armour Residential REIT, Inc.	3,299	14,021
Blackstone Mortgage Trust, Inc. (b)	3,016	65,598
BrightSpire Capital, Inc.	2,269	14,204
Cherry Hill Mortgage Investment Corp. (b)	564	2,098
Chimera Investment Corp.	3,852	21,032
Claros Mortgage Trust, Inc. (b)	2,043	22,636
Dynex Capital, Inc.	873	10,424
Ellington Financial LLC (b)	1,081	13,480
Franklin BSP Realty Trust, Inc.	1,366	18,086
Granite Point Mortgage Trust, Inc.	859	4,192
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	1,748	37,058
Invesco Mortgage Capital, Inc.	707	7,077
KKR Real Estate Finance Trust, Inc. (b)	930	11,039
Ladder Capital Corp. Class A	1,842	18,899
MFA Financial, Inc.	1,524	14,646
New York Mortgage Trust, Inc.	1,594	13,533
Orchid Island Capital, Inc. (b)	671	5,710
PennyMac Mortgage Investment Trust	1,481	18,364
Ready Capital Corp.	2,702	27,317
Redwood Trust, Inc.	1,954	13,932
Rithm Capital Corp.	8,063	74,905
Starwood Property Trust, Inc.	5,378	104,064
TPG RE Finance Trust, Inc.	1,096	7,376
Two Harbors Investment Corp.	1,645	21,780
		894,103
TOTAL FINANCIALS		93,262,461
HEALTH CARE - 12.8%
Biotechnology - 2.5%
2seventy bio, Inc. (a)(b)	841	3,297
4D Molecular Therapeutics, Inc. (a)	622	7,918
Aadi Bioscience, Inc. (a)(b)	263	1,273
AbbVie, Inc.	29,823	4,445,416
ACADIA Pharmaceuticals, Inc. (a)	1,984	41,347
Actinium Pharmaceuticals, Inc. (a)(b)	400	2,368
Adicet Bio, Inc. (a)	499	684
ADMA Biologics, Inc. (a)	3,366	12,050
Aerovate Therapeutics, Inc. (a)	156	2,117
Agenus, Inc. (a)	5,256	5,939
Agios Pharmaceuticals, Inc. (a)	931	23,042
Akero Therapeutics, Inc. (a)	617	31,208
Aldeyra Therapeutics, Inc. (a)	789	5,271
Alector, Inc. (a)	1,143	7,407
Alkermes PLC (a)	2,772	77,644
Allakos, Inc. (a)(b)	1,152	2,615
Allogene Therapeutics, Inc. (a)(b)	1,453	4,606
Allovir, Inc. (a)	746	1,604
Alnylam Pharmaceuticals, Inc. (a)	2,117	374,921
Altimmune, Inc. (a)(b)	677	1,760
ALX Oncology Holdings, Inc. (a)(b)	373	1,790
Amgen, Inc.	9,036	2,428,515
Amicus Therapeutics, Inc. (a)	4,165	50,646
AnaptysBio, Inc. (a)	311	5,586
Anavex Life Sciences Corp. (a)(b)	1,359	8,901
Anika Therapeutics, Inc. (a)	225	4,192
Annexon, Inc. (a)	619	1,461
Apellis Pharmaceuticals, Inc. (a)(b)	1,647	62,652
Arbutus Biopharma Corp. (a)	1,989	4,038
Arcellx, Inc. (a)	509	18,263
Arcturus Therapeutics Holdings, Inc. (a)(b)	395	10,092
Arcus Biosciences, Inc. (a)	843	15,132
Arcutis Biotherapeutics, Inc. (a)	637	3,382
Ardelyx, Inc. (a)	3,596	14,672
Arrowhead Pharmaceuticals, Inc. (a)	1,796	48,259
Ars Pharmaceuticals, Inc. (a)	670	2,533
Atara Biotherapeutics, Inc. (a)	1,546	2,288
Avid Bioservices, Inc. (a)	988	9,327
Avidity Biosciences, Inc. (a)	1,139	7,267
Beam Therapeutics, Inc. (a)(b)	1,071	25,758
BioAtla, Inc. (a)(b)	495	842
BioCryst Pharmaceuticals, Inc. (a)(b)	3,177	22,493
Biogen, Inc. (a)	2,461	632,502
Biohaven Ltd.	1,060	27,571
BioMarin Pharmaceutical, Inc. (a)	3,214	284,375
Biomea Fusion, Inc. (a)	412	5,669
BioXcel Therapeutics, Inc. (a)(b)	308	779
bluebird bio, Inc. (a)(b)	1,804	5,484
Blueprint Medicines Corp. (a)	1,017	51,074
BridgeBio Pharma, Inc. (a)	1,982	52,265
C4 Therapeutics, Inc. (a)	739	1,375
CareDx, Inc. (a)	918	6,426
Caribou Biosciences, Inc. (a)(b)	885	4,230
Carisma Therapeutics, Inc. rights (a)(c)	1,904	0
Catalyst Pharmaceutical Partners, Inc. (a)	1,597	18,669
Celldex Therapeutics, Inc. (a)	779	21,438
Cerevel Therapeutics Holdings (a)	1,060	23,140
Chimerix, Inc. (a)	1,642	1,576
Cogent Biosciences, Inc. (a)	1,345	13,114
Coherus BioSciences, Inc. (a)	958	3,583
Crinetics Pharmaceuticals, Inc. (a)(b)	722	21,472
CRISPR Therapeutics AG (a)(b)	1,310	59,461
Cullinan Oncology, Inc. (a)	467	4,226
Cytokinetics, Inc. (a)	1,610	47,431
CytomX Therapeutics, Inc. (a)	1,241	1,601
Day One Biopharmaceuticals, Inc. (a)	688	8,442
Deciphera Pharmaceuticals, Inc. (a)	1,011	12,860
Denali Therapeutics, Inc. (a)	1,842	38,000
DermTech, Inc. (a)(b)	459	661
Design Therapeutics, Inc. (a)	491	1,159
Dynavax Technologies Corp. (a)(b)	2,006	29,629
Dyne Therapeutics, Inc. (a)(b)	529	4,740
Eagle Pharmaceuticals, Inc. (a)	180	2,839
Editas Medicine, Inc. (a)(b)	1,161	9,056
Emergent BioSolutions, Inc. (a)	669	2,275
Enanta Pharmaceuticals, Inc. (a)	307	3,429
EQRx, Inc. (a)	3,623	8,043
Erasca, Inc. (a)	1,011	1,992
Exact Sciences Corp. (a)	3,071	209,504
Exelixis, Inc. (a)	5,669	123,868
Fate Therapeutics, Inc. (a)(b)	1,562	3,311
FibroGen, Inc. (a)	1,392	1,201
G1 Therapeutics, Inc. (a)	513	739
Generation Bio Co. (a)	997	3,779
Geron Corp. (a)(b)	7,288	15,451
Gilead Sciences, Inc.	21,111	1,582,058
Gossamer Bio, Inc. (a)	1,218	1,014
Gritstone Bio, Inc. (a)	1,651	2,840
Halozyme Therapeutics, Inc. (a)	2,190	83,658
Heron Therapeutics, Inc. (a)(b)	1,578	1,625
HilleVax, Inc. (a)	196	2,636
Horizon Therapeutics PLC (a)	3,831	443,208
Icosavax, Inc. (a)	305	2,364
Ideaya Biosciences, Inc. (a)	814	21,962
IGM Biosciences, Inc. (a)	106	885
ImmunityBio, Inc. (a)(b)	2,325	3,929
ImmunoGen, Inc. (a)	3,874	61,480
Immunovant, Inc. (a)	918	35,242
Incyte Corp. (a)	3,180	183,709
Inhibrx, Inc. (a)	491	9,010
Inovio Pharmaceuticals, Inc. (a)(b)	3,578	1,392
Inozyme Pharma, Inc. (a)	373	1,567
Insmed, Inc. (a)	2,372	59,893
Intellia Therapeutics, Inc. (a)	1,467	46,387
Intercept Pharmaceuticals, Inc. (a)(b)	548	10,160
Ionis Pharmaceuticals, Inc. (a)(b)	2,387	108,274
Iovance Biotherapeutics, Inc. (a)	3,255	14,810
Ironwood Pharmaceuticals, Inc. Class A (a)	2,234	21,513
iTeos Therapeutics, Inc. (a)	386	4,227
Janux Therapeutics, Inc. (a)(b)	348	3,508
Kalvista Pharmaceuticals, Inc. (a)	307	2,956
Karuna Therapeutics, Inc. (a)	506	85,560
Karyopharm Therapeutics, Inc. (a)(b)	1,625	2,178
Keros Therapeutics, Inc. (a)	311	9,915
Kezar Life Sciences, Inc. (a)	891	1,060
Kiniksa Pharmaceuticals Ltd. (a)	482	8,372
Kodiak Sciences, Inc. (a)	567	1,021
Krystal Biotech, Inc. (a)	361	41,876
Kura Oncology, Inc. (a)	1,026	9,357
Kymera Therapeutics, Inc. (a)(b)	639	8,882
Lyell Immunopharma, Inc. (a)	2,271	3,338
Macrogenics, Inc. (a)	928	4,324
Madrigal Pharmaceuticals, Inc. (a)	216	31,545
MannKind Corp. (a)	4,457	18,407
Mersana Therapeutics, Inc. (a)	1,724	2,189
MiMedx Group, Inc. (a)	2,020	14,726
Mirati Therapeutics, Inc. (a)	867	37,767
Mirum Pharmaceuticals, Inc. (a)(b)	392	12,387
Moderna, Inc. (a)	5,553	573,569
Morphic Holding, Inc. (a)	600	13,746
Myriad Genetics, Inc. (a)	1,346	21,590
Natera, Inc. (a)	1,966	86,996
Neurocrine Biosciences, Inc. (a)	1,678	188,775
Nkarta, Inc. (a)	580	806
Novavax, Inc. (a)(b)	1,528	11,063
Nurix Therapeutics, Inc. (a)(b)	745	5,856
Nuvalent, Inc. Class A (a)(b)	437	20,089
Ocugen, Inc. (a)(b)	3,133	1,253
Omniab, Inc. (c)	93	373
Omniab, Inc. (c)	93	353
Organogenesis Holdings, Inc. Class A (a)	1,355	4,309
ORIC Pharmaceuticals, Inc. (a)(b)	603	3,648
PDL BioPharma, Inc. (a)(c)	644	105
PDS Biotechnology Corp. (a)(b)	610	3,081
PMV Pharmaceuticals, Inc. (a)(b)	642	3,942
Point Biopharma Global, Inc. (a)	1,309	8,731
Poseida Therapeutics, Inc. (a)(b)	835	1,987
Precigen, Inc. (a)	2,875	4,083
ProKidney Corp. (a)(b)	161	737
Protagonist Therapeutics, Inc. (a)	898	14,979
Prothena Corp. PLC (a)	677	32,665
PTC Therapeutics, Inc. (a)(b)	1,235	27,676
Puma Biotechnology, Inc. (a)	695	1,828
RAPT Therapeutics, Inc. (a)	437	7,263
Recursion Pharmaceuticals, Inc. (a)(b)	2,167	16,578
Regeneron Pharmaceuticals, Inc. (a)	1,825	1,501,902
REGENXBIO, Inc. (a)	626	10,304
Relay Therapeutics, Inc. (a)(b)	1,539	12,943
Repligen Corp. (a)	884	140,565
Replimune Group, Inc. (a)	596	10,198
Revolution Medicines, Inc. (a)	1,610	44,565
Rhythm Pharmaceuticals, Inc. (a)	754	17,285
Rigel Pharmaceuticals, Inc. (a)	2,433	2,628
Rocket Pharmaceuticals, Inc. (a)	997	20,429
Sage Therapeutics, Inc. (a)	872	17,946
Sana Biotechnology, Inc. (a)(b)	1,495	5,786
Sangamo Therapeutics, Inc. (a)	2,252	1,351
Sarepta Therapeutics, Inc. (a)	1,583	191,891
Scholar Rock Holding Corp. (a)(b)	585	4,154
Seagen, Inc. (a)	2,354	499,401
Selecta Biosciences, Inc. (a)	1,985	2,104
Seres Therapeutics, Inc. (a)(b)	1,495	3,558
SpringWorks Therapeutics, Inc. (a)(b)	741	17,132
Stoke Therapeutics, Inc. (a)(b)	508	2,002
Sutro Biopharma, Inc. (a)	814	2,825
Syndax Pharmaceuticals, Inc. (a)	1,106	16,059
Tango Therapeutics, Inc. (a)(b)	710	7,995
TG Therapeutics, Inc. (a)(b)	2,362	19,746
Travere Therapeutics, Inc. (a)	1,091	9,754
Twist Bioscience Corp. (a)(b)	939	19,024
Ultragenyx Pharmaceutical, Inc. (a)	1,163	41,461
uniQure B.V. (a)(b)	669	4,489
United Therapeutics Corp. (a)	809	182,729
Vanda Pharmaceuticals, Inc. (a)	1,015	4,385
Vaxart, Inc. (a)(b)	1,728	1,303
Vaxcyte, Inc. (a)	1,280	65,254
Vera Therapeutics, Inc. (a)	532	7,294
Veracyte, Inc. (a)(b)	1,188	26,528
Vericel Corp. (a)	796	26,682
Vertex Pharmaceuticals, Inc. (a)	4,360	1,516,146
Verve Therapeutics, Inc. (a)(b)	714	9,468
Viking Therapeutics, Inc. (a)	1,504	16,649
Vir Biotechnology, Inc. (a)	1,262	11,825
Viridian Therapeutics, Inc. (a)	721	11,060
Voyager Therapeutics, Inc. (a)	418	3,240
X4 Pharmaceuticals, Inc. (a)	1,699	1,852
Xencor, Inc. (a)	1,012	20,392
Y-mAbs Therapeutics, Inc. (a)	541	2,948
Zentalis Pharmaceuticals, Inc. (a)	952	19,097
		18,182,656
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	29,371	2,844,581
Align Technology, Inc. (a)	1,206	368,216
Alphatec Holdings, Inc. (a)	1,321	17,133
Angiodynamics, Inc. (a)	578	4,225
Artivion, Inc. (a)	688	10,430
Atricure, Inc. (a)	799	34,996
Atrion Corp.	21	8,677
Avanos Medical, Inc. (a)	800	16,176
AxoGen, Inc. (a)	776	3,880
Axonics Modulation Technologies, Inc. (a)	829	46,523
Baxter International, Inc.	8,605	324,753
Becton, Dickinson & Co.	4,797	1,240,168
Beyond Air, Inc. (a)(b)	312	721
Boston Scientific Corp. (a)	24,277	1,281,826
Butterfly Network, Inc. Class A (a)(b)	2,600	3,068
Cerus Corp. (a)	3,102	5,025
CONMED Corp. (b)	505	50,929
Cutera, Inc. (a)(b)	287	1,728
CVRx, Inc. (a)	171	2,594
Dentsply Sirona, Inc.	3,641	124,377
DexCom, Inc. (a)	6,564	612,421
Edwards Lifesciences Corp. (a)	10,261	710,882
Embecta Corp.	954	14,358
Enovis Corp. (a)	793	41,815
Envista Holdings Corp. (a)	2,848	79,402
GE Healthcare Holding LLC	6,618	450,289
Glaukos Corp. (a)	800	60,200
Globus Medical, Inc. (a)	1,329	65,985
Haemonetics Corp. (a)	869	77,845
Hologic, Inc. (a)	4,174	289,676
ICU Medical, Inc. (a)(b)	334	39,749
IDEXX Laboratories, Inc. (a)	1,406	614,802
Inari Medical, Inc. (a)	857	56,048
Inogen, Inc. (a)	325	1,697
Inspire Medical Systems, Inc. (a)	500	99,220
Insulet Corp. (a)	1,189	189,634
Integer Holdings Corp. (a)	551	43,215
Integra LifeSciences Holdings Corp. (a)	1,172	44,759
Intuitive Surgical, Inc. (a)	5,924	1,731,526
iRhythm Technologies, Inc. (a)	514	48,450
Lantheus Holdings, Inc. (a)	1,137	78,999
LeMaitre Vascular, Inc.	322	17,543
LivaNova PLC (a)	891	47,116
Masimo Corp. (a)	833	73,037
Medtronic PLC	22,479	1,761,454
Merit Medical Systems, Inc. (a)	1,002	69,158
Neogen Corp. (a)	3,597	66,688
Nevro Corp. (a)	621	11,936
Novocure Ltd. (a)	1,534	24,774
Omnicell, Inc. (a)	740	33,330
OraSure Technologies, Inc. (a)	1,190	7,057
Orthofix International NV (a)	590	7,587
OrthoPediatrics Corp. (a)	286	9,152
Outset Medical, Inc. (a)	793	8,628
Paragon 28, Inc. (a)	488	6,124
Penumbra, Inc. (a)	651	157,483
PROCEPT BioRobotics Corp. (a)(b)	564	18,505
Pulmonx Corp. (a)	652	6,735
QuidelOrtho Corp. (a)	933	68,146
ResMed, Inc.	2,492	368,492
RxSight, Inc. (a)	307	8,562
Semler Scientific, Inc. (a)	59	1,497
Senseonics Holdings, Inc. (a)(b)	7,770	4,692
Shockwave Medical, Inc. (a)	626	124,637
SI-BONE, Inc. (a)	495	10,514
Sight Sciences, Inc. (a)(b)	534	1,800
Silk Road Medical, Inc. (a)	615	9,219
Staar Surgical Co. (a)	799	32,104
STERIS PLC	1,679	368,406
Stryker Corp.	5,704	1,558,732
SurModics, Inc. (a)	245	7,862
Tactile Systems Technology, Inc. (a)	356	5,002
Tandem Diabetes Care, Inc. (a)	1,065	22,120
Teleflex, Inc.	804	157,914
The Cooper Companies, Inc.	838	266,492
TransMedics Group, Inc. (a)	545	29,839
Treace Medical Concepts, Inc. (a)	569	7,460
UFP Technologies, Inc. (a)	112	18,082
Varex Imaging Corp. (a)	655	12,307
Zimmer Biomet Holdings, Inc.	3,534	396,585
Zimvie, Inc. (a)	333	3,134
Zomedica Corp. (a)(b)	17,410	2,909
Zynex, Inc. (a)(b)	331	2,648
		17,556,460
Health Care Providers & Services - 2.8%
23andMe Holding Co. Class A (a)	5,014	4,902
Acadia Healthcare Co., Inc. (a)	1,583	111,301
Accolade, Inc. (a)(b)	1,015	10,739
AdaptHealth Corp. (a)	1,268	11,539
Addus HomeCare Corp. (a)	271	23,086
Agiliti, Inc. (a)(b)	568	3,686
agilon health, Inc. (a)(b)	4,991	88,640
Alignment Healthcare, Inc. (a)	1,298	9,008
Amedisys, Inc. (a)	538	50,249
AMN Healthcare Services, Inc. (a)	660	56,219
Apollo Medical Holdings, Inc. (a)(b)	668	20,608
Brookdale Senior Living, Inc. (a)	3,140	13,000
Cano Health, Inc. (a)(b)	3,593	911
Cardinal Health, Inc.	4,312	374,368
CareMax, Inc. Class A (a)	1,054	2,234
Castle Biosciences, Inc. (a)	452	7,634
Cencora, Inc.	2,727	490,778
Centene Corp. (a)	9,292	640,033
Chemed Corp.	257	133,563
Cigna Group	5,001	1,430,636
Clover Health Investments Corp. (a)	5,756	6,216
Community Health Systems, Inc. (a)	2,272	6,589
Corvel Corp. (a)	151	29,694
Cross Country Healthcare, Inc. (a)	545	13,511
CVS Health Corp.	21,674	1,513,279
DaVita HealthCare Partners, Inc. (a)	923	87,251
DocGo, Inc. Class A (a)	1,338	7,132
Elevance Health, Inc.	4,007	1,744,728
Encompass Health Corp.	1,711	114,911
Enhabit Home Health & Hospice (a)	882	9,923
Fulgent Genetics, Inc. (a)	336	8,985
GeneDx Holdings Corp. Class A (a)(b)	287	1,045
Guardant Health, Inc. (a)	1,917	56,820
HCA Holdings, Inc.	3,484	856,994
HealthEquity, Inc. (a)	1,468	107,237
Henry Schein, Inc. (a)	2,231	165,652
Hims & Hers Health, Inc. (a)	2,119	13,329
Humana, Inc.	2,112	1,027,530
Invitae Corp. (a)(b)	4,393	2,659
Laboratory Corp. of America Holdings	1,492	299,967
LifeStance Health Group, Inc. (a)(b)	1,632	11,212
McKesson Corp.	2,292	996,676
Modivcare, Inc. (a)	200	6,302
Molina Healthcare, Inc. (a)	989	324,283
National Healthcare Corp.	237	15,163
National Research Corp. Class A	233	10,338
NeoGenomics, Inc. (a)	2,090	25,707
Opko Health, Inc. (a)	6,960	11,136
Option Care Health, Inc. (a)	2,813	91,001
Owens & Minor, Inc. (a)	1,270	20,523
Patterson Companies, Inc.	1,428	42,326
Pediatrix Medical Group, Inc. (a)	1,421	18,061
Pennant Group, Inc. (a)	527	5,866
PetIQ, Inc. Class A (a)	434	8,550
Premier, Inc.	1,965	42,248
Privia Health Group, Inc. (a)	1,560	35,880
Progyny, Inc. (a)	1,285	43,716
Quest Diagnostics, Inc.	1,897	231,168
R1 RCM, Inc. (a)	2,275	34,284
RadNet, Inc. (a)	954	26,893
Select Medical Holdings Corp.	1,724	43,565
Surgery Partners, Inc. (a)	1,161	33,959
Tenet Healthcare Corp. (a)	1,742	114,780
The Ensign Group, Inc.	930	86,425
The Joint Corp. (a)	247	2,221
U.S. Physical Therapy, Inc.	245	22,474
UnitedHealth Group, Inc.	15,732	7,931,917
Universal Health Services, Inc. Class B	1,073	134,908
		19,928,168
Health Care Technology - 0.1%
American Well Corp. (a)	4,197	4,910
Certara, Inc. (a)	1,745	25,372
Computer Programs & Systems, Inc. (a)	263	4,192
Definitive Healthcare Corp. (a)	614	4,906
Doximity, Inc. (a)	1,968	41,761
Evolent Health, Inc. (a)	1,595	43,432
GoodRx Holdings, Inc. (a)	1,308	7,364
Health Catalyst, Inc. (a)	981	9,928
HealthStream, Inc.	432	9,323
MultiPlan Corp. Class A (a)	3,604	6,055
Nextgen Healthcare, Inc. (a)	881	20,906
OptimizeRx Corp. (a)	276	2,147
Phreesia, Inc. (a)	871	16,270
Schrodinger, Inc. (a)(b)	893	25,245
Sharecare, Inc. Class A (a)	5,460	5,135
Simulations Plus, Inc. (b)	264	11,009
Teladoc Health, Inc. (a)(b)	2,737	50,881
Veeva Systems, Inc. Class A (a)	2,469	502,318
Veradigm, Inc. (a)	1,804	23,705
		814,859
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	1,636	67,485
Adaptive Biotechnologies Corp. (a)	1,926	10,497
Agilent Technologies, Inc.	5,011	560,330
Akoya Biosciences, Inc. (a)	284	1,321
Avantor, Inc. (a)	11,464	241,661
Azenta, Inc. (a)	1,088	54,607
Bio-Rad Laboratories, Inc. Class A (a)	364	130,476
Bio-Techne Corp.	2,687	182,904
BioLife Solutions, Inc. (a)	586	8,093
BioNano Genomics, Inc. (a)(b)	446	1,351
Bruker Corp.	1,668	103,916
Charles River Laboratories International, Inc. (a)	874	171,287
Codexis, Inc. (a)	953	1,801
CryoPort, Inc. (a)	736	10,091
Cytek Biosciences, Inc. (a)	1,414	7,805
Danaher Corp.	11,217	2,782,938
Fortrea Holdings, Inc.	1,491	42,628
Illumina, Inc. (a)	2,681	368,048
IQVIA Holdings, Inc. (a)	3,132	616,221
Maravai LifeSciences Holdings, Inc. (a)	1,846	18,460
MaxCyte, Inc. (a)	1,415	4,415
Medpace Holdings, Inc. (a)	420	101,695
Mesa Laboratories, Inc.	78	8,195
Mettler-Toledo International, Inc. (a)	373	413,310
Nanostring Technologies, Inc. (a)(b)	721	1,240
OmniAb, Inc. (a)	1,619	8,403
Pacific Biosciences of California, Inc. (a)	3,902	32,582
Quanterix Corp. (a)	587	15,931
Quantum-Si, Inc. (a)(b)	1,415	2,349
Revvity, Inc.	2,140	236,898
Seer, Inc. (a)	517	1,143
SomaLogic, Inc. Class A (a)(b)	2,619	6,259
Sotera Health Co. (a)	1,631	24,432
Thermo Fisher Scientific, Inc.	6,514	3,297,191
Waters Corp. (a)	1,003	275,033
West Pharmaceutical Services, Inc.	1,255	470,889
		10,281,885
Pharmaceuticals - 3.6%
Aclaris Therapeutics, Inc. (a)	960	6,576
Amneal Pharmaceuticals, Inc. (a)	1,811	7,642
Amphastar Pharmaceuticals, Inc. (a)	628	28,882
Amylyx Pharmaceuticals, Inc. (a)	682	12,487
ANI Pharmaceuticals, Inc. (a)	232	13,470
Arvinas Holding Co. LLC (a)	802	15,751
Assertio Holdings, Inc. (a)(b)	1,033	2,644
Atea Pharmaceuticals, Inc. (a)	1,277	3,831
Axsome Therapeutics, Inc. (a)(b)	620	43,332
Bristol-Myers Squibb Co.	35,501	2,060,478
Cara Therapeutics, Inc. (a)	718	1,206
Cassava Sciences, Inc. (a)(b)	650	10,816
Catalent, Inc. (a)	3,056	139,140
Collegium Pharmaceutical, Inc. (a)	583	13,030
Corcept Therapeutics, Inc. (a)	1,529	41,658
CymaBay Therapeutics, Inc. (a)	1,569	23,394
Edgewise Therapeutics, Inc. (a)(b)	610	3,495
Elanco Animal Health, Inc. (a)	7,717	86,739
Eli Lilly & Co.	13,316	7,152,423
Esperion Therapeutics, Inc. (a)	1,045	1,024
Evolus, Inc. (a)	712	6,508
Fulcrum Therapeutics, Inc. (a)	988	4,387
Harmony Biosciences Holdings, Inc. (a)	514	16,844
Harrow, Inc. (a)	493	7,084
Innoviva, Inc. (a)(b)	948	12,315
Intra-Cellular Therapies, Inc. (a)	1,486	77,406
Jazz Pharmaceuticals PLC (a)	1,104	142,902
Johnson & Johnson	40,688	6,337,156
Ligand Pharmaceuticals, Inc. Class B (a)	268	16,059
Liquidia Corp. (a)	845	5,357
Marinus Pharmaceuticals, Inc. (a)	691	5,563
Merck & Co., Inc.	42,879	4,414,393
Mind Medicine (MindMed), Inc. (a)(b)	520	1,628
Nektar Therapeutics (a)	2,694	1,605
NGM Biopharmaceuticals, Inc. (a)	583	624
Nuvation Bio, Inc. (a)	1,978	2,651
Ocular Therapeutix, Inc. (a)	1,253	3,934
Omeros Corp. (a)(b)	1,073	3,133
Organon & Co.	4,446	77,183
Pacira Biosciences, Inc. (a)	767	23,532
Perrigo Co. PLC	2,357	75,306
Pfizer, Inc.	95,387	3,163,987
Phathom Pharmaceuticals, Inc. (a)(b)	380	3,941
Phibro Animal Health Corp. Class A	360	4,597
Pliant Therapeutics, Inc. (a)(b)	739	12,814
Prestige Brands Holdings, Inc. (a)	830	47,468
Revance Therapeutics, Inc. (a)	1,429	16,391
Royalty Pharma PLC	6,448	174,999
Scilex Holding Co.	881	1,172
SIGA Technologies, Inc. (b)	576	3,024
Supernus Pharmaceuticals, Inc. (a)	925	25,502
Tarsus Pharmaceuticals, Inc. (a)(b)	297	5,278
Theravance Biopharma, Inc. (a)(b)	773	6,671
Theseus Pharmaceuticals, Inc. (a)	284	764
Ventyx Biosciences, Inc. (a)	464	16,115
Viatris, Inc.	20,400	201,144
WAVE Life Sciences (a)	988	5,681
Xeris Biopharma Holdings, Inc. (a)(b)	2,066	3,843
Xeris Biopharma Holdings, Inc. rights (a)(c)	400	0
Zoetis, Inc. Class A	7,815	1,359,654
		25,956,633
TOTAL HEALTH CARE		92,720,661
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.4%
AAR Corp. (a)	554	32,980
AeroVironment, Inc. (a)	421	46,954
AerSale Corp. (a)(b)	269	4,019
Archer Aviation, Inc. Class A (a)(b)	2,455	12,422
Astronics Corp. (a)	440	6,978
Axon Enterprise, Inc. (a)	1,191	236,997
BWX Technologies, Inc.	1,529	114,644
Cadre Holdings, Inc.	244	6,503
Curtiss-Wright Corp.	660	129,116
Ducommun, Inc. (a)	197	8,571
General Dynamics Corp.	3,791	837,697
HEICO Corp.	687	111,246
HEICO Corp. Class A	1,173	151,575
Hexcel Corp.	1,462	95,235
Howmet Aerospace, Inc.	6,256	289,340
Huntington Ingalls Industries, Inc.	691	141,365
Kaman Corp.	491	9,648
Kratos Defense & Security Solutions, Inc. (a)	2,085	31,317
L3Harris Technologies, Inc.	3,209	558,751
Lockheed Martin Corp.	3,806	1,556,502
Mercury Systems, Inc. (a)(b)	972	36,051
Moog, Inc. Class A	474	53,543
National Presto Industries, Inc.	83	6,014
Northrop Grumman Corp.	2,413	1,062,178
Park Aerospace Corp.	335	5,203
Parsons Corp. (a)	551	29,947
Rocket Lab U.S.A., Inc. Class A (a)(b)	3,666	16,057
RTX Corp.	24,700	1,777,659
Spirit AeroSystems Holdings, Inc. Class A	1,742	28,116
Terran Orbital Corp. Class A (a)(b)	953	793
Textron, Inc.	3,422	267,395
The Boeing Co. (a)	9,559	1,832,269
TransDigm Group, Inc. (a)	882	743,641
Triumph Group, Inc. (a)	1,064	8,150
V2X, Inc. (a)	182	9,402
Virgin Galactic Holdings, Inc. (a)(b)	3,994	7,189
Woodward, Inc.	1,020	126,745
		10,392,212
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	943	19,680
C.H. Robinson Worldwide, Inc.	1,983	170,796
Expeditors International of Washington, Inc.	2,578	295,516
FedEx Corp.	3,899	1,032,923
Forward Air Corp.	427	29,352
GXO Logistics, Inc. (a)	2,039	119,587
Hub Group, Inc. Class A (a)	541	42,490
United Parcel Service, Inc. Class B	12,240	1,907,849
		3,618,193
Building Products - 0.7%
A.O. Smith Corp.	2,122	140,328
AAON, Inc.	1,069	60,794
Advanced Drain Systems, Inc.	1,068	121,570
Allegion PLC	1,496	155,883
American Woodmark Corp. (a)	278	21,020
Apogee Enterprises, Inc.	370	17,420
Armstrong World Industries, Inc.	759	54,648
AZZ, Inc.	403	18,369
Builders FirstSource, Inc. (a)	2,171	270,268
Carlisle Companies, Inc.	864	224,001
Carrier Global Corp.	14,113	779,038
CSW Industrials, Inc.	256	44,861
Fortune Brands Home & Security, Inc.	2,169	134,825
Gibraltar Industries, Inc. (a)	520	35,105
Griffon Corp.	778	30,863
Hayward Holdings, Inc. (a)	2,313	32,613
Insteel Industries, Inc.	310	10,063
Janus International Group, Inc. (a)	1,393	14,905
Jeld-Wen Holding, Inc. (a)	1,418	18,944
Johnson Controls International PLC	11,580	616,172
Lennox International, Inc.	548	205,193
Masco Corp.	3,840	205,248
Masonite International Corp. (a)	362	33,746
MasterBrand, Inc.	2,115	25,697
Owens Corning	1,528	208,434
PGT Innovations, Inc. (a)	1,007	27,944
Quanex Building Products Corp.	553	15,578
Resideo Technologies, Inc. (a)	2,408	38,046
Simpson Manufacturing Co. Ltd.	727	108,912
Tecnoglass, Inc.	323	10,646
The AZEK Co., Inc. (a)	2,016	59,956
Trane Technologies PLC	3,848	780,798
Trex Co., Inc. (a)	1,860	114,632
UFP Industries, Inc.	1,070	109,568
Zurn Elkay Water Solutions Cor (b)	2,388	66,912
		4,813,000
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	1,106	44,251
ACCO Brands Corp.	1,675	9,615
ACV Auctions, Inc. Class A (a)	2,146	32,576
Aris Water Solution, Inc. Class A (b)	549	5,479
Brady Corp. Class A	759	41,684
BrightView Holdings, Inc. (a)	630	4,883
Casella Waste Systems, Inc. Class A (a)	934	71,264
CECO Environmental Corp. (a)	449	7,171
Cimpress PLC (a)	327	22,893
Cintas Corp.	1,458	701,313
Clean Harbors, Inc. (a)	859	143,762
Copart, Inc.	14,502	624,891
CoreCivic, Inc. (a)	1,899	21,364
Deluxe Corp. (b)	714	13,487
Driven Brands Holdings, Inc. (a)	896	11,281
Ennis, Inc.	455	9,655
Enviri Corp. (a)	1,264	9,126
Healthcare Services Group, Inc.	1,243	12,964
Heritage-Crystal Clean, Inc. (a)	272	12,335
HNI Corp.	776	26,873
Interface, Inc.	925	9,074
Liquidity Services, Inc. (a)	406	7,154
Matthews International Corp. Class A	497	19,338
Millerknoll, Inc.	1,232	30,122
Montrose Environmental Group, Inc. (a)	459	13,430
MSA Safety, Inc.	632	99,635
OpenLane, Inc. (a)	1,821	27,169
Pitney Bowes, Inc.	2,878	8,692
Republic Services, Inc.	3,467	494,082
Rollins, Inc.	3,947	147,342
SP Plus Corp. (a)	334	12,057
Steelcase, Inc. Class A	1,464	16,353
Stericycle, Inc. (a)	1,615	72,207
Tetra Tech, Inc.	907	137,891
The Brink's Co.	768	55,788
The GEO Group, Inc. (a)	2,088	17,080
UniFirst Corp.	250	40,753
Viad Corp. (a)	349	9,144
VSE Corp.	166	8,373
Waste Management, Inc.	6,247	952,293
		4,004,844
Construction & Engineering - 0.3%
AECOM	2,366	196,473
Ameresco, Inc. Class A (a)(b)	563	21,709
API Group Corp. (a)	3,382	87,695
Arcosa, Inc.	800	57,520
Argan, Inc.	242	11,016
Comfort Systems U.S.A., Inc.	606	103,268
Construction Partners, Inc. Class A (a)	674	24,641
Dycom Industries, Inc. (a)	490	43,610
EMCOR Group, Inc.	805	169,364
Eneti, Inc.	334	3,367
Fluor Corp. (a)	2,398	88,007
Granite Construction, Inc.	734	27,907
Great Lakes Dredge & Dock Corp. (a)	1,156	9,213
MasTec, Inc. (a)	1,018	73,265
MDU Resources Group, Inc.	3,538	69,274
MYR Group, Inc. (a)	279	37,598
Northwest Pipe Co. (a)	161	4,857
Primoris Services Corp.	891	29,162
Quanta Services, Inc.	2,449	458,134
Sterling Construction Co., Inc. (a)	509	37,401
Tutor Perini Corp. (a)	721	5,645
Valmont Industries, Inc.	353	84,794
Willscot Mobile Mini Holdings (a)	3,438	142,986
		1,786,906
Electrical Equipment - 0.7%
Acuity Brands, Inc.	551	93,841
Allient, Inc.	251	7,761
AMETEK, Inc.	3,888	574,491
Array Technologies, Inc. (a)	2,318	51,436
Atkore, Inc. (a)	672	100,256
Babcock & Wilcox Enterprises, Inc. (a)	1,193	5,023
Beam Global (a)	98	723
Blink Charging Co. (a)(b)	757	2,316
Bloom Energy Corp. Class A (a)(b)	3,031	40,191
ChargePoint Holdings, Inc. Class A (a)(b)	4,408	21,908
Eaton Corp. PLC	6,737	1,436,867
Emerson Electric Co.	9,651	931,997
Encore Wire Corp. (b)	312	56,928
Energy Vault Holdings, Inc. Class A (a)(b)	1,094	2,790
EnerSys	705	66,742
Enovix Corp. (a)(b)	1,835	23,029
Eos Energy Enterprises, Inc. (a)(b)	1,933	4,156
Fluence Energy, Inc. (a)(b)	640	14,714
FTC Solar, Inc. (a)(b)	532	681
FuelCell Energy, Inc. (a)(b)	6,947	8,892
Generac Holdings, Inc. (a)	1,060	115,498
GrafTech International Ltd.	3,232	12,379
Hubbell, Inc. Class B	909	284,890
LSI Industries, Inc.	435	6,908
NuScale Power Corp. (a)(b)	662	3,244
nVent Electric PLC	2,832	150,068
Plug Power, Inc. (a)(b)	8,990	68,324
Powell Industries, Inc.	157	13,015
Regal Rexnord Corp.	1,136	162,312
Rockwell Automation, Inc.	1,946	556,303
Sensata Technologies, Inc. PLC	2,554	96,592
SES AI Corp. Class A (a)	2,292	5,203
Shoals Technologies Group, Inc. (a)	2,824	51,538
Stem, Inc. (a)(b)	2,337	9,909
SunPower Corp. (a)(b)	1,468	9,058
Sunrun, Inc. (a)(b)	3,595	45,153
Thermon Group Holdings, Inc. (a)	550	15,109
TPI Composites, Inc. (a)(b)	670	1,776
Vertiv Holdings Co.	5,145	191,394
Vicor Corp. (a)	378	22,260
		5,265,675
Ground Transportation - 1.0%
ArcBest Corp.	405	41,168
Avis Budget Group, Inc. (a)	397	71,337
Covenant Transport Group, Inc. Class A	125	5,481
CSX Corp.	34,373	1,056,970
Daseke, Inc. (a)	727	3,730
FTAI Infrastructure LLC	1,565	5,039
Heartland Express, Inc.	776	11,399
Hertz Global Holdings, Inc. (a)	2,627	32,181
J.B. Hunt Transport Services, Inc.	1,411	266,002
Knight-Swift Transportation Holdings, Inc. Class A	2,771	138,966
Landstar System, Inc.	626	110,764
Lyft, Inc. (a)	5,470	57,654
Marten Transport Ltd.	966	19,040
Norfolk Southern Corp.	3,852	758,574
Old Dominion Freight Lines, Inc.	1,522	622,711
RXO, Inc.	1,958	38,631
Ryder System, Inc.	774	82,779
Saia, Inc. (a)	450	179,393
Schneider National, Inc. Class B	608	16,836
TuSimple Holdings, Inc. (a)(b)	2,185	3,409
U-Haul Holding Co. (b)	211	11,514
U-Haul Holding Co. (non-vtg.)	1,456	76,280
Uber Technologies, Inc. (a)	34,218	1,573,686
Union Pacific Corp.	10,298	2,096,982
Universal Logistics Holdings, Inc.	107	2,694
Werner Enterprises, Inc.	993	38,677
XPO, Inc. (a)	1,968	146,931
		7,468,828
Industrial Conglomerates - 0.7%
3M Co.	9,336	874,036
General Electric Co.	18,387	2,032,683
Honeywell International, Inc.	11,238	2,076,108
		4,982,827
Machinery - 1.9%
3D Systems Corp. (a)	2,197	10,787
AGCO Corp.	1,067	126,205
Alamo Group, Inc.	170	29,386
Albany International Corp. Class A	513	44,262
Allison Transmission Holdings, Inc.	1,528	90,244
Astec Industries, Inc.	386	18,184
Barnes Group, Inc.	829	28,161
Blue Bird Corp. (a)	281	5,999
Caterpillar, Inc.	8,707	2,377,011
Chart Industries, Inc. (a)(b)	716	121,090
CIRCOR International, Inc. (a)	342	19,067
Columbus McKinnon Corp. (NY Shares)	464	16,198
Crane Co.	804	71,427
Cummins, Inc.	2,395	547,162
Deere & Co.	4,556	1,719,343
Desktop Metal, Inc. (a)(b)	3,728	5,443
Donaldson Co., Inc.	2,059	122,799
Douglas Dynamics, Inc.	392	11,831
Dover Corp.	2,363	329,662
Energy Recovery, Inc. (a)	939	19,916
Enerpac Tool Group Corp. Class A	953	25,188
EnPro Industries, Inc.	343	41,568
ESAB Corp.	897	62,987
ESCO Technologies, Inc.	425	44,387
Federal Signal Corp.	1,054	62,955
Flowserve Corp.	2,196	87,335
Fortive Corp.	5,976	443,180
Franklin Electric Co., Inc.	642	57,286
Gates Industrial Corp. PLC (a)	2,100	24,381
Gorman-Rupp Co.	385	12,667
Graco, Inc.	2,853	207,927
Helios Technologies, Inc.	539	29,904
Hillenbrand, Inc.	1,164	49,249
Hillman Solutions Corp. Class A (a)	2,830	23,348
Hyliion Holdings Corp. Class A (a)(b)	2,513	2,965
Hyster-Yale Materials Handling, Inc. Class A	165	7,356
IDEX Corp.	1,281	266,474
Illinois Tool Works, Inc.	4,666	1,074,626
Ingersoll Rand, Inc.	6,827	435,016
ITT, Inc.	1,410	138,053
John Bean Technologies Corp.	532	55,934
Kadant, Inc.	193	43,531
Kennametal, Inc.	1,322	32,891
Lincoln Electric Holdings, Inc.	981	178,336
Lindsay Corp.	178	20,947
Luxfer Holdings PLC sponsored	434	5,664
Manitowoc Co., Inc. (a)	583	8,774
Microvast Holdings, Inc. (a)	2,997	5,664
Middleby Corp. (a)	920	117,760
Mueller Industries, Inc.	975	73,281
Mueller Water Products, Inc. Class A	2,577	32,676
Nikola Corp. (a)(b)	9,122	14,322
Nordson Corp.	915	204,201
Omega Flex, Inc.	49	3,858
Oshkosh Corp.	1,119	106,786
Otis Worldwide Corp.	6,962	559,118
PACCAR, Inc.	8,827	750,472
Parker Hannifin Corp.	2,167	844,090
Pentair PLC	2,802	181,430
Proto Labs, Inc. (a)	444	11,722
RBC Bearings, Inc. (a)	495	115,894
REV Group, Inc.	553	8,848
Shyft Group, Inc. (The)	557	8,338
Snap-On, Inc.	896	228,534
SPX Technologies, Inc. (a)	765	62,271
Standex International Corp.	200	29,138
Stanley Black & Decker, Inc.	2,606	217,809
Tennant Co.	317	23,506
Terex Corp.	1,139	65,629
The Greenbrier Companies, Inc.	540	21,600
Timken Co.	1,138	83,632
Titan International, Inc. (a)	870	11,684
Toro Co.	1,773	147,336
Trinity Industries, Inc.	1,352	32,921
Velo3D, Inc. (a)(b)	1,357	2,117
Wabash National Corp.	760	16,051
Watts Water Technologies, Inc. Class A	477	82,435
Westinghouse Air Brake Tech Co.	3,036	322,636
Xylem, Inc.	4,053	368,945
		13,911,810
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (b)	151	6,347
Genco Shipping & Trading Ltd. (b)	612	8,562
Kirby Corp. (a)	1,034	85,615
Matson, Inc.	599	53,143
		153,667
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	2,137	79,240
Allegiant Travel Co.	258	19,830
American Airlines Group, Inc. (a)	11,175	143,152
Blade Air Mobility, Inc. (a)(b)	954	2,471
Delta Air Lines, Inc.	10,905	403,485
Frontier Group Holdings, Inc. (a)(b)	584	2,827
Hawaiian Holdings, Inc. (a)(b)	912	5,773
JetBlue Airways Corp. (a)	5,406	24,868
Joby Aviation, Inc. (a)(b)	5,728	36,946
SkyWest, Inc. (a)	739	30,994
Southwest Airlines Co.	10,134	274,327
Spirit Airlines, Inc.	1,800	29,700
Sun Country Airlines Holdings, Inc. (a)	609	9,038
United Airlines Holdings, Inc. (a)	5,586	236,288
Wheels Up Experience, Inc. Class A (a)(b)	284	588
		1,299,527
Professional Services - 1.0%
Alight, Inc. Class A (a)	5,615	39,810
ASGN, Inc. (a)	821	67,059
Automatic Data Processing, Inc.	6,969	1,676,602
Barrett Business Services, Inc.	109	9,836
Booz Allen Hamilton Holding Corp. Class A	2,240	244,765
Broadridge Financial Solutions, Inc.	1,992	356,668
CACI International, Inc. Class A (a)	390	122,433
CBIZ, Inc. (a)	845	43,856
Ceridian HCM Holding, Inc. (a)	2,647	179,599
Clarivate Analytics PLC (a)(b)	7,137	47,889
Concentrix Corp.	712	57,038
Conduent, Inc. (a)	2,860	9,953
CRA International, Inc.	118	11,890
CSG Systems International, Inc.	508	25,969
Dun & Bradstreet Holdings, Inc.	3,658	36,543
Equifax, Inc.	2,077	380,465
ExlService Holdings, Inc. (a)(b)	2,850	79,914
Exponent, Inc.	882	75,499
First Advantage Corp.	952	13,128
FiscalNote Holdings, Inc. Class A (a)(b)	1,132	2,355
Forrester Research, Inc. (a)	206	5,953
Franklin Covey Co. (a)	196	8,412
FTI Consulting, Inc. (a)	581	103,656
Genpact Ltd.	2,825	102,265
Heidrick & Struggles International, Inc.	348	8,707
HireRight Holdings Corp. (a)	282	2,682
Huron Consulting Group, Inc. (a)	314	32,706
ICF International, Inc.	281	33,948
Insperity, Inc.	602	58,755
Jacobs Solutions, Inc.	2,145	292,793
KBR, Inc.	2,340	137,920
Kelly Services, Inc. Class A (non-vtg.)	521	9,477
Kforce, Inc.	325	19,390
Korn Ferry	874	41,463
LegalZoom.com, Inc. (a)	1,591	17,406
Leidos Holdings, Inc.	2,320	213,811
Manpower, Inc.	835	61,222
Maximus, Inc.	1,056	78,862
NV5 Global, Inc. (a)	205	19,727
Paychex, Inc.	5,418	624,858
Paycom Software, Inc.	825	213,898
Paycor HCM, Inc. (a)(b)	817	18,652
Paylocity Holding Corp. (a)	708	128,644
Planet Labs PBC Class A (a)(b)	3,445	8,957
RCM Technologies, Inc. (a)	122	2,384
Resources Connection, Inc.	547	8,156
Robert Half, Inc.	1,847	135,348
Science Applications International Corp.	902	95,197
SS&C Technologies Holdings, Inc.	3,677	193,190
Sterling Check Corp. (a)(b)	372	4,695
TaskUs, Inc. (a)	414	4,297
TransUnion Holding Co., Inc.	3,281	235,543
TriNet Group, Inc. (a)	584	68,024
TrueBlue, Inc. (a)	552	8,098
Ttec Holdings, Inc.	318	8,338
Upwork, Inc. (a)	1,981	22,504
Verisk Analytics, Inc.	2,443	577,134
Verra Mobility Corp. (a)	2,304	43,085
		7,131,428
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	1,800	70,938
Alta Equipment Group, Inc.	399	4,812
Applied Industrial Technologies, Inc.	662	102,352
Beacon Roofing Supply, Inc. (a)	868	66,984
BlueLinx Corp. (a)	157	12,888
Boise Cascade Co.	660	68,006
Core & Main, Inc. (a)	1,466	42,294
Custom Truck One Source, Inc. Class A (a)	1,033	6,405
DXP Enterprises, Inc. (a)	248	8,665
Fastenal Co.	9,630	526,183
Ferguson PLC	3,458	568,737
GATX Corp. (b)	611	66,495
Global Industrial Co.	292	9,782
GMS, Inc. (a)	694	44,395
H&E Equipment Services, Inc.	564	24,359
Herc Holdings, Inc.	403	47,933
Hudson Technologies, Inc. (a)	705	9,377
McGrath RentCorp.	403	40,397
MRC Global, Inc. (a)	1,462	14,986
MSC Industrial Direct Co., Inc. Class A	804	78,913
NOW, Inc. (a)	1,787	21,212
Rush Enterprises, Inc. Class A	1,060	43,280
SiteOne Landscape Supply, Inc. (a)	769	125,693
Textainer Group Holdings Ltd.	655	24,399
Titan Machinery, Inc. (a)	350	9,303
Transcat, Inc. (a)	128	12,540
United Rentals, Inc.	1,163	517,035
Veritiv Corp.	223	37,665
W.W. Grainger, Inc.	752	520,264
Watsco, Inc. (b)	567	214,167
WESCO International, Inc.	766	110,166
Xometry, Inc. (a)(b)	499	8,473
		3,459,098
TOTAL INDUSTRIALS		68,288,015
INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	1,257	10,345
Arista Networks, Inc. (a)	4,223	776,736
Aviat Networks, Inc. (a)	159	4,961
Calix, Inc. (a)	961	44,052
Cambium Networks Corp. (a)	205	1,503
Ciena Corp. (a)	2,546	120,324
Cisco Systems, Inc.	69,166	3,718,364
Clearfield, Inc. (a)(b)	205	5,875
CommScope Holding Co., Inc. (a)	3,429	11,521
Comtech Telecommunications Corp.	444	3,885
Digi International, Inc. (a)	599	16,173
DZS, Inc. (a)	280	588
Extreme Networks, Inc. (a)	2,138	51,761
F5, Inc. (a)	1,042	167,908
Harmonic, Inc. (a)	1,877	18,076
Infinera Corp. (a)(b)	3,359	14,041
Juniper Networks, Inc.	5,526	153,568
Lumentum Holdings, Inc. (a)	1,134	51,234
Motorola Solutions, Inc.	2,833	771,256
NETGEAR, Inc. (a)	434	5,464
NetScout Systems, Inc. (a)	1,119	31,354
Ribbon Communications, Inc. (a)	1,522	4,079
ViaSat, Inc. (a)(b)	1,265	23,352
Viavi Solutions, Inc. (a)	3,712	33,928
		6,040,348
Electronic Equipment, Instruments & Components - 0.8%
908 Devices, Inc. (a)(b)	461	3,070
Advanced Energy Industries, Inc.	654	67,440
Aeva Technologies, Inc. (a)	1,433	1,096
Akoustis Technologies, Inc. (a)(b)	1,194	899
Amphenol Corp. Class A	10,039	843,176
Arlo Technologies, Inc. (a)	1,463	15,069
Arrow Electronics, Inc. (a)	962	120,481
Avnet, Inc.	1,527	73,586
Badger Meter, Inc.	502	72,223
Bel Fuse, Inc. Class B (non-vtg.)	185	8,828
Belden, Inc.	708	68,357
Benchmark Electronics, Inc.	578	14,022
CDW Corp.	2,278	459,609
Cognex Corp.	2,982	126,556
Coherent Corp. (a)	2,323	75,823
Corning, Inc.	12,939	394,251
Crane Nxt Co.	800	44,456
CTS Corp.	515	21,496
ePlus, Inc. (a)	454	28,838
Evolv Technologies Holdings, Inc. (a)	1,159	5,633
Fabrinet (a)	607	101,138
FARO Technologies, Inc. (a)	283	4,310
Insight Enterprises, Inc. (a)	481	69,986
IPG Photonics Corp. (a)	519	52,699
Itron, Inc. (a)	754	45,677
Jabil, Inc.	2,248	285,249
Keysight Technologies, Inc. (a)	3,016	399,047
Kimball Electronics, Inc. (a)	393	10,760
Knowles Corp. (a)	1,502	22,245
Lightwave Logic, Inc. (a)(b)	1,964	8,779
Littelfuse, Inc.	424	104,864
Luna Innovations, Inc. (a)(b)	515	3,018
Methode Electronics, Inc. Class A	591	13,504
MicroVision, Inc. (a)(b)	3,110	6,811
Mirion Technologies, Inc. Class A (a)	1,943	14,514
Napco Security Technologies, Inc.	470	10,458
National Instruments Corp.	2,220	132,356
nLIGHT, Inc. (a)	769	7,998
Novanta, Inc. (a)	597	85,634
OSI Systems, Inc. (a)	264	31,163
Ouster, Inc. (a)(b)	485	2,444
Par Technology Corp. (a)(b)	464	17,883
PC Connection, Inc.	199	10,623
Plexus Corp. (a)	466	43,329
Richardson Electronics Ltd.	176	1,924
Rogers Corp. (a)	311	40,887
Sanmina Corp. (a)	966	52,434
ScanSource, Inc. (a)	426	12,912
Smartrent, Inc. (a)	1,970	5,142
TD SYNNEX Corp.	695	69,403
TE Connectivity Ltd.	5,321	657,303
Teledyne Technologies, Inc. (a)	796	325,230
Trimble, Inc. (a)	4,239	228,313
TTM Technologies, Inc. (a)	1,748	22,514
Vishay Intertechnology, Inc.	2,123	52,481
Vishay Precision Group, Inc. (a)	201	6,750
Vontier Corp.	2,614	80,825
Vuzix Corp. (a)(b)	938	3,405
Zebra Technologies Corp. Class A (a)	874	206,727
		5,695,648
IT Services - 1.4%
Accenture PLC Class A	10,670	3,276,864
Akamai Technologies, Inc. (a)	2,579	274,767
Amdocs Ltd.	2,073	175,148
BigCommerce Holdings, Inc. (a)	1,036	10,225
Cloudflare, Inc. (a)	4,910	309,526
Cognizant Technology Solutions Corp. Class A	8,587	581,683
Digitalocean Holdings, Inc. (a)(b)	931	22,372
DXC Technology Co. (a)	3,924	81,737
Edgio, Inc. (a)	2,226	1,897
EPAM Systems, Inc. (a)	983	251,343
Fastly, Inc. Class A (a)(b)	1,938	37,151
Gartner, Inc. (a)	1,339	460,094
GoDaddy, Inc. (a)	2,622	195,287
Grid Dynamics Holdings, Inc. (a)	936	11,400
Hackett Group, Inc. (b)	399	9,412
IBM Corp.	15,329	2,150,659
Kyndryl Holdings, Inc. (a)	3,390	51,189
MongoDB, Inc. Class A (a)	1,186	410,190
Okta, Inc. (a)	2,630	214,371
Perficient, Inc. (a)	579	33,501
Rackspace Technology, Inc. (a)(b)	853	2,005
Snowflake, Inc. (a)	4,894	747,656
Squarespace, Inc. Class A (a)	648	18,773
Thoughtworks Holding, Inc. (a)	1,050	4,284
Tucows, Inc. (a)(b)	148	3,021
Twilio, Inc. Class A (a)	2,980	174,419
Unisys Corp. (a)	1,262	4,354
VeriSign, Inc. (a)	1,537	311,289
		9,824,617
Semiconductors & Semiconductor Equipment - 6.6%
ACM Research, Inc. (a)	677	12,257
Advanced Micro Devices, Inc. (a)	27,216	2,798,349
AEHR Test Systems (a)(b)	422	19,285
Allegro MicroSystems LLC (a)(b)	1,074	34,304
Alpha & Omega Semiconductor Ltd. (a)	379	11,309
Ambarella, Inc. (a)	626	33,197
Amkor Technology, Inc.	1,676	37,878
Analog Devices, Inc.	8,546	1,496,319
Applied Materials, Inc.	14,282	1,977,343
Axcelis Technologies, Inc. (a)	558	90,982
Broadcom, Inc.	7,045	5,851,436
CEVA, Inc. (a)	396	7,678
Cirrus Logic, Inc. (a)	950	70,262
Cohu, Inc. (a)	778	26,794
Credo Technology Group Holding Ltd. (a)	1,505	22,951
Diodes, Inc. (a)	797	62,835
Enphase Energy, Inc. (a)	2,322	278,988
Entegris, Inc.	2,540	238,531
First Solar, Inc. (a)	1,683	271,956
FormFactor, Inc. (a)	1,272	44,444
Ichor Holdings Ltd. (a)	473	14,644
Impinj, Inc. (a)	368	20,251
indie Semiconductor, Inc. (a)(b)	1,451	9,141
Intel Corp.	70,495	2,506,097
KLA Corp.	2,319	1,063,633
Kulicke & Soffa Industries, Inc.	951	46,247
Lam Research Corp.	2,270	1,422,768
Lattice Semiconductor Corp. (a)	2,339	200,990
MACOM Technology Solutions Holdings, Inc. (a)	889	72,525
Marvell Technology, Inc.	14,530	786,509
MaxLinear, Inc. Class A (a)	1,226	27,279
Meta Materials, Inc. (a)(b)	5,214	1,105
Microchip Technology, Inc.	9,268	723,367
Micron Technology, Inc.	18,496	1,258,283
MKS Instruments, Inc.	959	82,992
Monolithic Power Systems, Inc.	763	352,506
Navitas Semiconductor Corp. (a)(b)	1,409	9,793
NVE Corp.	88	7,228
NVIDIA Corp.	41,795	18,180,407
NXP Semiconductors NV	4,393	878,249
ON Semiconductor Corp. (a)	7,308	679,279
Onto Innovation, Inc. (a)	820	104,566
PDF Solutions, Inc. (a)	500	16,200
Photronics, Inc. (a)	1,056	21,342
Power Integrations, Inc.	958	73,105
Qorvo, Inc. (a)	1,707	162,967
Qualcomm, Inc.	18,826	2,090,816
Rambus, Inc. (a)	1,854	103,435
Semtech Corp. (a)	1,077	27,733
Silicon Laboratories, Inc. (a)	532	61,653
SiTime Corp. (a)	278	31,762
SkyWater Technology, Inc. (a)(b)	125	753
Skyworks Solutions, Inc.	2,702	266,390
SMART Global Holdings, Inc. (a)	820	19,967
SolarEdge Technologies, Inc. (a)	959	124,200
Synaptics, Inc. (a)	652	58,315
Teradyne, Inc.	2,639	265,114
Texas Instruments, Inc.	15,329	2,437,464
Ultra Clean Holdings, Inc. (a)	730	21,659
Universal Display Corp.	741	116,330
Veeco Instruments, Inc. (a)(b)	876	24,624
Wolfspeed, Inc. (a)(b)	2,071	78,905
		47,837,691
Software - 9.8%
8x8, Inc. (a)	1,836	4,627
A10 Networks, Inc.	1,039	15,616
ACI Worldwide, Inc. (a)	1,795	40,495
Adeia, Inc.	1,726	18,434
Adobe, Inc. (a)	7,752	3,952,745
Agilysys, Inc. (a)	325	21,502
Alarm.com Holdings, Inc. (a)	819	50,074
Alkami Technology, Inc. (a)	662	12,062
Altair Engineering, Inc. Class A (a)(b)	887	55,491
Alteryx, Inc. Class A (a)(b)	1,054	39,725
American Software, Inc. Class A	481	5,512
Amplitude, Inc. (a)	1,031	11,929
ANSYS, Inc. (a)	1,472	437,994
AppFolio, Inc. (a)	317	57,894
Appian Corp. Class A (a)	685	31,243
AppLovin Corp. (a)(b)	2,110	84,316
Asana, Inc. (a)	1,323	24,224
Aspen Technology, Inc. (a)	498	101,721
Atlassian Corp. PLC (a)	2,571	518,082
Aurora Innovation, Inc. (a)(b)	6,260	14,711
Autodesk, Inc. (a)	3,624	749,842
AvePoint, Inc. (a)	1,622	10,900
Bentley Systems, Inc. Class B	3,415	171,296
Bill Holdings, Inc. (a)	1,630	176,969
Blackbaud, Inc. (a)	756	53,162
BlackLine, Inc. (a)	921	51,088
Blend Labs, Inc. (a)(b)	2,673	3,662
Box, Inc. Class A (a)	2,414	58,443
Braze, Inc. (a)	639	29,860
C3.ai, Inc. (a)(b)	1,447	36,927
Cadence Design Systems, Inc. (a)	4,612	1,080,592
CCC Intelligent Solutions Holdings, Inc. Class A (a)	1,778	23,736
Cerence, Inc. (a)	682	13,892
Cleanspark, Inc. (a)(b)	1,875	7,144
Clear Secure, Inc. (b)	1,353	25,761
Clearwater Analytics Holdings, Inc. (a)	1,336	25,838
CommVault Systems, Inc. (a)	745	50,369
Confluent, Inc. (a)	3,199	94,722
Consensus Cloud Solutions, Inc. (a)	311	7,831
Couchbase, Inc. (a)	419	7,190
Crowdstrike Holdings, Inc. (a)	3,797	635,542
CS Disco, Inc. (a)(b)	211	1,401
Datadog, Inc. Class A (a)	4,264	388,408
Digimarc Corp. (a)(b)	241	7,830
Digital Turbine, Inc. (a)	1,456	8,809
DocuSign, Inc. (a)	3,467	145,614
Dolby Laboratories, Inc. Class A (b)	991	78,547
Domo, Inc. Class B (a)	540	5,297
DoubleVerify Holdings, Inc. (a)	1,483	41,450
Dropbox, Inc. Class A (a)	4,638	126,293
Dynatrace, Inc. (a)	3,696	172,714
E2open Parent Holdings, Inc. (a)	2,947	13,379
Ebix, Inc. (b)	378	3,735
Elastic NV (a)	1,335	108,455
Enfusion, Inc. Class A (a)(b)	358	3,211
EngageSmart, Inc. (a)	468	8,419
Envestnet, Inc. (a)	913	40,199
Everbridge, Inc. (a)	675	15,134
Expensify, Inc. (a)	696	2,262
Fair Isaac Corp. (a)	423	367,388
Five9, Inc. (a)	1,188	76,388
Fortinet, Inc. (a)	11,029	647,182
Freshworks, Inc. (a)(b)	2,827	56,314
Gen Digital, Inc.	9,705	171,584
GitLab, Inc. (a)	1,097	49,606
Guidewire Software, Inc. (a)	1,392	125,280
HashiCorp, Inc. (a)	1,596	36,437
HubSpot, Inc. (a)	841	414,193
Informatica, Inc. (a)(b)	608	12,811
Intapp, Inc. (a)	371	12,436
InterDigital, Inc.	439	35,225
Intuit, Inc.	4,741	2,422,367
Jamf Holding Corp. (a)	781	13,792
LivePerson, Inc. (a)	1,303	5,069
Liveramp Holdings, Inc. (a)	1,066	30,743
Manhattan Associates, Inc. (a)	1,060	209,520
Marathon Digital Holdings, Inc. (a)(b)	2,783	23,656
Matterport, Inc. (a)(b)	3,620	7,855
MeridianLink, Inc. (a)(b)	334	5,698
Microsoft Corp.	125,656	39,675,882
MicroStrategy, Inc. Class A (a)(b)	183	60,075
Mitek Systems, Inc. (a)	690	7,397
Model N, Inc. (a)(b)	558	13,621
N-able, Inc. (a)	1,088	14,035
nCino, Inc. (a)(b)	1,333	42,389
NCR Corp. (a)	2,337	63,029
New Relic, Inc. (a)	995	85,192
Nutanix, Inc. Class A (a)	3,915	136,555
Olo, Inc. (a)	1,679	10,175
ON24, Inc.	728	4,608
Onespan, Inc. (a)	549	5,902
Oracle Corp.	26,006	2,754,556
Pagerduty, Inc. (a)	1,412	31,756
Palantir Technologies, Inc. (a)(b)	30,324	485,184
Palo Alto Networks, Inc. (a)	5,117	1,199,629
Pegasystems, Inc.	689	29,909
Porch Group, Inc. Class A (a)(b)	1,541	1,237
PowerSchool Holdings, Inc. (a)(b)	689	15,613
Procore Technologies, Inc. (a)(b)	1,169	76,359
Progress Software Corp.	714	37,542
PROS Holdings, Inc. (a)	696	24,096
PTC, Inc. (a)	1,809	256,299
Q2 Holdings, Inc. (a)	965	31,141
Qualys, Inc. (a)	560	85,428
Rapid7, Inc. (a)	1,014	46,421
Rimini Street, Inc. (a)	853	1,877
RingCentral, Inc. (a)(b)	1,298	38,460
Riot Platforms, Inc. (a)(b)	2,911	27,160
Roper Technologies, Inc.	1,797	870,251
Salesforce, Inc. (a)	16,545	3,354,995
Samsara, Inc. (a)	2,044	51,529
Semrush Holdings, Inc. (a)(b)	620	5,270
SentinelOne, Inc. (a)	3,912	65,956
ServiceNow, Inc. (a)	3,444	1,925,058
Smartsheet, Inc. (a)	2,220	89,821
SolarWinds, Inc. (a)	737	6,957
SoundHound AI, Inc. (a)(b)	2,221	4,464
SoundThinking, Inc. (a)	145	2,596
Splunk, Inc. (a)	2,581	377,471
Sprinklr, Inc. (a)	1,314	18,186
Sprout Social, Inc. (a)(b)	790	39,405
SPS Commerce, Inc. (a)	632	107,826
Synopsys, Inc. (a)	2,575	1,181,848
Telos Corp. (a)	854	2,041
Tenable Holdings, Inc. (a)	1,970	88,256
Teradata Corp. (a)	1,683	75,769
Tyler Technologies, Inc. (a)	714	275,704
UiPath, Inc. Class A (a)	5,988	102,455
Unity Software, Inc. (a)	3,804	119,408
Upland Software, Inc. (a)	375	1,733
Varonis Systems, Inc. (a)	1,842	56,255
Verint Systems, Inc. (a)	1,071	24,622
Veritone, Inc. (a)(b)	400	1,032
Vertex, Inc. Class A (a)	665	15,362
VMware, Inc. Class A (a)	3,551	591,170
Workday, Inc. Class A (a)	3,481	747,893
Workiva, Inc. (a)	804	81,477
Xperi, Inc.	746	7,356
Yext, Inc. (a)	1,712	10,837
Zeta Global Holdings Corp. (a)	2,126	17,752
Zoom Video Communications, Inc. Class A (a)	3,757	262,765
Zscaler, Inc. (a)	1,454	226,228
Zuora, Inc. (a)	2,082	17,156
		70,796,295
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	249,859	42,778,300
Avid Technology, Inc. (a)	565	15,182
Corsair Gaming, Inc. (a)	699	10,156
Dell Technologies, Inc.	4,332	298,475
Eastman Kodak Co. (a)	1,248	5,254
Hewlett Packard Enterprise Co.	21,915	380,664
HP, Inc.	14,665	376,891
Immersion Corp.	547	3,616
IonQ, Inc. (a)(b)	2,517	37,453
NetApp, Inc.	3,608	273,775
Pure Storage, Inc. Class A (a)	4,893	174,289
Seagate Technology Holdings PLC	3,269	215,591
Super Micro Computer, Inc. (a)	773	211,972
Turtle Beach Corp. (a)	218	1,978
Western Digital Corp. (a)	5,423	247,451
Xerox Holdings Corp.	1,883	29,544
		45,060,591
TOTAL INFORMATION TECHNOLOGY		185,255,190
MATERIALS - 2.6%
Chemicals - 1.6%
AdvanSix, Inc.	450	13,986
Air Products & Chemicals, Inc.	3,753	1,063,600
Albemarle Corp.	1,988	338,040
Alto Ingredients, Inc. (a)	1,041	4,601
American Vanguard Corp.	468	5,115
Ashland, Inc.	809	66,079
Aspen Aerogels, Inc. (a)(b)	1,029	8,849
Avient Corp.	1,430	50,508
Axalta Coating Systems Ltd. (a)	3,693	99,342
Balchem Corp.	564	69,959
Cabot Corp. (b)	932	64,560
Celanese Corp. Class A	1,700	213,384
CF Industries Holdings, Inc.	3,311	283,885
Chase Corp.	123	15,649
Corteva, Inc.	12,035	615,711
Danimer Scientific, Inc. (a)(b)	1,387	2,871
Dow, Inc.	11,955	616,400
DuPont de Nemours, Inc.	7,767	579,341
Eastman Chemical Co.	2,052	157,429
Ecolab, Inc.	4,176	707,414
Ecovyst, Inc. (a)	1,228	12,084
Element Solutions, Inc.	3,930	77,067
FMC Corp.	2,131	142,713
FutureFuel Corp.	509	3,650
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	18,137	32,828
H.B. Fuller Co.	958	65,728
Hawkins, Inc.	324	19,067
Huntsman Corp.	2,839	69,272
Ingevity Corp. (a)	562	26,757
Innospec, Inc.	409	41,800
International Flavors & Fragrances, Inc.	4,326	294,903
Intrepid Potash, Inc. (a)	187	4,705
Koppers Holdings, Inc.	334	13,210
Kronos Worldwide, Inc.	304	2,356
Linde PLC	8,265	3,077,473
Livent Corp. (a)(b)	2,971	54,696
LSB Industries, Inc. (a)	776	7,938
LyondellBasell Industries NV Class A	4,292	406,452
Mativ, Inc.	869	12,392
Minerals Technologies, Inc.	527	28,859
NewMarket Corp.	112	50,964
Olin Corp.	2,052	102,559
Origin Materials, Inc. Class A (a)(b)	2,094	2,680
Orion SA	908	19,322
Perimeter Solutions SA (a)	2,538	11,523
PPG Industries, Inc.	3,986	517,383
PureCycle Technologies, Inc. (a)(b)	2,171	12,179
Quaker Houghton	226	36,160
Rayonier Advanced Materials, Inc. (a)	1,066	3,774
RPM International, Inc.	2,190	207,634
Sensient Technologies Corp.	709	41,462
Sherwin-Williams Co.	3,963	1,010,763
Stepan Co.	350	26,240
The Chemours Co. LLC	2,500	70,125
The Mosaic Co.	5,651	201,176
The Scotts Miracle-Gro Co. Class A (b)	682	35,246
Trinseo PLC	546	4,461
Tronox Holdings PLC	1,949	26,195
Westlake Corp.	590	73,555
		11,824,074
Construction Materials - 0.2%
Eagle Materials, Inc.	618	102,909
Knife River Holding Co. (b)	848	41,408
Martin Marietta Materials, Inc.	1,049	430,594
Summit Materials, Inc.	1,964	61,159
Vulcan Materials Co.	2,250	454,545
		1,090,615
Containers & Packaging - 0.3%
Amcor PLC	24,950	228,542
Aptargroup, Inc.	1,115	139,420
Ardagh Metal Packaging SA	2,588	8,100
Avery Dennison Corp.	1,366	249,527
Ball Corp.	5,335	265,576
Berry Global Group, Inc.	2,027	125,492
Crown Holdings, Inc.	2,048	181,207
Graphic Packaging Holding Co.	5,234	116,614
Greif, Inc.:
Class A	451	30,131
Class B	79	5,258
International Paper Co.	5,893	209,025
Myers Industries, Inc.	649	11,637
O-I Glass, Inc. (a)	2,559	42,812
Packaging Corp. of America	1,519	233,242
Pactiv Evergreen, Inc.	605	4,919
Ranpak Holdings Corp. (A Shares) (a)	699	3,803
Sealed Air Corp.	2,487	81,723
Silgan Holdings, Inc.	1,388	59,837
Sonoco Products Co.	1,681	91,362
TriMas Corp.	701	17,357
WestRock Co.	4,366	156,303
		2,261,887
Metals & Mining - 0.5%
5E Advanced Materials, Inc. (a)(b)	491	1,110
Alcoa Corp.	2,975	86,454
Alpha Metallurgical Resources	220	57,141
Arch Resources, Inc.	321	54,782
ATI, Inc. (a)	2,143	88,184
Carpenter Technology Corp.	805	54,104
Century Aluminum Co. (a)	828	5,953
Cleveland-Cliffs, Inc. (a)	8,812	137,732
Coeur d'Alene Mines Corp. (a)	5,537	12,292
Commercial Metals Co.	1,995	98,573
Compass Minerals International, Inc.	567	15,848
Freeport-McMoRan, Inc.	24,254	904,432
Gatos Silver, Inc. (a)	629	3,258
Haynes International, Inc.	227	10,560
Hecla Mining Co.	9,560	37,380
Kaiser Aluminum Corp.	274	20,621
Materion Corp.	340	34,649
McEwen Mining, Inc. (a)	689	4,479
MP Materials Corp. (a)(b)	1,530	29,223
Newmont Corp.	13,453	497,088
Nucor Corp.	4,246	663,862
Olympic Steel, Inc.	155	8,713
Piedmont Lithium, Inc. (a)(b)	281	11,156
Ramaco Resources, Inc. (b)	386	4,242
Ramaco Resources, Inc. Class B	77	919
Reliance Steel & Aluminum Co.	994	260,657
Royal Gold, Inc.	1,098	116,750
Ryerson Holding Corp.	330	9,600
Schnitzer Steel Industries, Inc. Class A	446	12,421
Steel Dynamics, Inc.	2,721	291,746
SunCoke Energy, Inc.	1,397	14,180
TimkenSteel Corp. (a)	666	14,466
Tredegar Corp.	448	2,424
United States Steel Corp.	3,846	124,918
Warrior Metropolitan Coal, Inc.	869	44,389
Worthington Industries, Inc.	502	31,034
		3,765,340
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	296	10,730
Glatfelter Corp. (a)	768	1,536
Louisiana-Pacific Corp.	1,239	68,480
Mercer International, Inc. (SBI) (b)	727	6,238
Sylvamo Corp.	531	23,332
		110,316
TOTAL MATERIALS		19,052,232
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Acadia Realty Trust (SBI)	1,619	23,233
Agree Realty Corp.	1,610	88,936
Alexander & Baldwin, Inc.	1,210	20,243
Alexanders, Inc.	34	6,196
Alexandria Real Estate Equities, Inc.	2,677	267,968
Alpine Income Property Trust, Inc.	237	3,877
American Assets Trust, Inc.	876	17,038
American Homes 4 Rent Class A	5,349	180,208
American Tower Corp.	7,879	1,295,702
Americold Realty Trust	4,625	140,646
Apartment Income (REIT) Corp.	2,618	80,373
Apartment Investment & Management Co. Class A	2,435	16,558
Apple Hospitality (REIT), Inc.	3,538	54,273
Armada Hoffler Properties, Inc.	1,110	11,366
Ashford Hospitality Trust, Inc. (a)	553	1,322
AvalonBay Communities, Inc.	2,406	413,206
Boston Properties, Inc.	2,447	145,548
Braemar Hotels & Resorts, Inc.	952	2,637
Brandywine Realty Trust (SBI)	2,905	13,189
Brixmor Property Group, Inc.	5,068	105,313
Broadstone Net Lease, Inc.	3,149	45,031
Camden Property Trust (SBI)	1,824	172,514
CareTrust (REIT), Inc.	1,654	33,907
CBL & Associates Properties, Inc.	442	9,273
Centerspace	256	15,427
Chatham Lodging Trust (b)	765	7,321
City Office REIT, Inc.	645	2,741
Community Healthcare Trust, Inc.	408	12,118
COPT Defense Properties (SBI)	1,862	44,371
Cousins Properties, Inc.	2,531	51,556
Crown Castle International Corp.	7,338	675,316
CTO Realty Growth, Inc.	346	5,609
CubeSmart	3,861	147,220
DiamondRock Hospitality Co.	3,565	28,627
Digital Realty Trust, Inc.	4,927	596,266
Diversified Healthcare Trust (SBI) (b)	4,128	8,008
Douglas Emmett, Inc.	2,795	35,664
Easterly Government Properties, Inc.	1,533	17,522
EastGroup Properties, Inc.	765	127,395
Elme Communities (SBI)	1,460	19,914
Empire State Realty Trust, Inc.	2,230	17,929
EPR Properties	1,246	51,759
Equinix, Inc.	1,579	1,146,765
Equity Commonwealth	1,833	33,672
Equity Lifestyle Properties, Inc.	2,979	189,792
Equity Residential (SBI)	5,778	339,226
Essential Properties Realty Trust, Inc.	2,495	53,967
Essex Property Trust, Inc.	1,092	231,602
Extra Space Storage, Inc.	2,293	278,783
Farmland Partners, Inc.	791	8,116
Federal Realty Investment Trust (SBI)	1,235	111,928
First Industrial Realty Trust, Inc.	2,275	108,267
Four Corners Property Trust, Inc.	1,467	32,553
Franklin Street Properties Corp.	1,230	2,276
Gaming & Leisure Properties	4,452	202,789
Getty Realty Corp.	762	21,130
Gladstone Commercial Corp.	684	8,317
Gladstone Land Corp.	608	8,652
Global Medical REIT, Inc.	1,077	9,661
Global Net Lease, Inc.	1,742	16,741
Healthcare Trust of America, Inc.	6,586	100,568
Healthpeak Properties, Inc.	9,413	172,823
Hersha Hospitality Trust	494	4,871
Highwoods Properties, Inc. (SBI)	1,738	35,820
Host Hotels & Resorts, Inc.	12,115	194,688
Hudson Pacific Properties, Inc.	2,217	14,743
Independence Realty Trust, Inc.	4,020	56,561
Industrial Logistics Properties Trust	987	2,852
InvenTrust Properties Corp.	1,140	27,143
Invitation Homes, Inc.	9,835	311,671
Iron Mountain, Inc.	4,946	294,040
JBG SMITH Properties	1,633	23,613
Kilroy Realty Corp.	1,761	55,665
Kimco Realty Corp.	10,620	186,806
Kite Realty Group Trust	3,807	81,546
Lamar Advertising Co. Class A	1,502	125,372
LTC Properties, Inc.	684	21,977
LXP Industrial Trust (REIT)	4,908	43,681
Medical Properties Trust, Inc. (b)	9,928	54,108
Mid-America Apartment Communities, Inc.	1,986	255,499
National Health Investors, Inc.	728	37,390
National Storage Affiliates Trust	1,361	43,198
NETSTREIT Corp.	1,059	16,499
NexPoint Diversified Real Estate Trust	541	4,712
NexPoint Residential Trust, Inc.	374	12,035
NNN (REIT), Inc.	3,134	110,756
Office Properties Income Trust	771	3,161
Omega Healthcare Investors, Inc.	3,993	132,408
One Liberty Properties, Inc.	284	5,359
Orion Office (REIT), Inc.	881	4,590
Outfront Media, Inc.	2,416	24,402
Paramount Group, Inc.	2,762	12,760
Park Hotels & Resorts, Inc.	3,608	44,451
Pebblebrook Hotel Trust	2,073	28,172
Phillips Edison & Co., Inc. (b)	2,032	68,153
Physicians Realty Trust	3,996	48,711
Piedmont Office Realty Trust, Inc. Class A	2,094	11,768
Plymouth Industrial REIT, Inc.	656	13,743
Postal Realty Trust, Inc.	307	4,145
Potlatch Corp.	1,342	60,913
Prologis (REIT), Inc.	15,599	1,750,364
Public Storage	2,675	704,916
Rayonier, Inc.	2,601	74,024
Realty Income Corp.	11,342	566,419
Regency Centers Corp.	2,624	155,971
Retail Opportunity Investments Corp.	2,129	26,357
Rexford Industrial Realty, Inc.	3,441	169,813
RLJ Lodging Trust	2,679	26,227
RPT Realty	1,437	15,175
Ryman Hospitality Properties, Inc.	984	81,948
Sabra Health Care REIT, Inc.	3,870	53,948
Safehold, Inc. (b)	696	12,389
Saul Centers, Inc.	228	8,042
SBA Communications Corp. Class A	1,839	368,113
Service Properties Trust	2,756	21,194
Simon Property Group, Inc.	5,523	596,650
SITE Centers Corp.	3,075	37,915
SL Green Realty Corp. (b)	1,073	40,023
Spirit Realty Capital, Inc.	2,469	82,786
Stag Industrial, Inc.	3,110	107,326
Star Holdings	208	2,604
Summit Hotel Properties, Inc.	1,777	10,307
Sun Communities, Inc.	2,116	250,407
Sunstone Hotel Investors, Inc.	3,518	32,893
Tanger Factory Outlet Centers, Inc.	1,731	39,121
Terreno Realty Corp.	1,244	70,659
The Macerich Co.	3,546	38,687
UDR, Inc.	5,302	189,122
UMH Properties, Inc.	986	13,824
Uniti Group, Inc.	3,909	18,450
Universal Health Realty Income Trust (SBI)	205	8,288
Urban Edge Properties	1,965	29,986
Ventas, Inc.	6,800	286,484
Veris Residential, Inc.	1,360	22,440
VICI Properties, Inc.	16,935	492,809
Vornado Realty Trust (b)	2,686	60,918
Welltower, Inc.	8,407	688,701
Weyerhaeuser Co.	12,380	379,571
Whitestone REIT Class B	870	8,378
WP Carey, Inc.	3,640	196,851
Xenia Hotels & Resorts, Inc.	1,883	22,182
		18,331,212
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (a)	1,908	12,268
CBRE Group, Inc. (a)	5,264	388,799
Compass, Inc. (a)	4,354	12,627
CoStar Group, Inc. (a)	6,913	531,541
Cushman & Wakefield PLC (a)	2,754	20,985
Digitalbridge Group, Inc. (b)	2,429	42,702
Douglas Elliman, Inc.	1,107	2,502
eXp World Holdings, Inc. (b)	1,195	19,407
Forestar Group, Inc. (a)	331	8,917
Howard Hughes Holdings, Inc.	570	42,254
Jones Lang LaSalle, Inc. (a)	819	115,626
Kennedy-Wilson Holdings, Inc. (b)	1,987	29,288
Marcus & Millichap, Inc.	414	12,147
Newmark Group, Inc.	2,112	13,580
Opendoor Technologies, Inc. (a)	8,762	23,132
RE/MAX Holdings, Inc.	295	3,817
Redfin Corp. (a)(b)	1,800	12,672
Seritage Growth Properties (a)(b)	575	4,451
The RMR Group, Inc.	269	6,596
The St. Joe Co.	569	30,914
WeWork, Inc. (a)(b)	290	873
Zillow Group, Inc.:
Class A (a)	366	16,393
Class C (a)	3,306	152,605
		1,504,096
TOTAL REAL ESTATE		19,835,308
UTILITIES - 2.3%
Electric Utilities - 1.4%
Allete, Inc.	948	50,054
Alliant Energy Corp.	4,283	207,511
American Electric Power Co., Inc.	8,699	654,339
Avangrid, Inc. (b)	1,165	35,148
Constellation Energy Corp.	5,486	598,413
Duke Energy Corp.	13,021	1,149,233
Edison International	6,478	409,993
Entergy Corp.	3,584	331,520
Evergy, Inc.	3,922	198,845
Eversource Energy	5,919	344,190
Exelon Corp.	16,772	633,814
FirstEnergy Corp.	9,226	315,345
Hawaiian Electric Industries, Inc.	1,831	22,540
IDACORP, Inc.	887	83,068
MGE Energy, Inc.	600	41,106
NextEra Energy, Inc.	34,174	1,957,828
NRG Energy, Inc.	3,913	150,729
OGE Energy Corp.	3,451	115,022
Otter Tail Corp. (b)	690	52,385
PG&E Corp. (a)	27,241	439,397
Pinnacle West Capital Corp.	1,928	142,055
PNM Resources, Inc.	1,435	64,015
Portland General Electric Co.	1,610	65,173
PPL Corp.	12,514	294,830
Southern Co.	18,409	1,191,430
Xcel Energy, Inc.	9,297	531,974
		10,079,957
Gas Utilities - 0.1%
Atmos Energy Corp.	2,441	258,575
Chesapeake Utilities Corp.	293	28,641
National Fuel Gas Co.	1,599	83,004
New Jersey Resources Corp.	1,689	68,624
Northwest Natural Holding Co.	612	23,354
ONE Gas, Inc.	930	63,500
Southwest Gas Holdings, Inc.	1,094	66,089
Spire, Inc.	867	49,055
UGI Corp.	3,604	82,892
		723,734
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	591	3,103
Clearway Energy, Inc.:
Class A	525	10,458
Class C	1,410	29,836
Montauk Renewables, Inc. (a)	1,005	9,156
Ormat Technologies, Inc. (b)	870	60,830
Sunnova Energy International, Inc. (a)(b)	1,635	17,118
The AES Corp.	11,539	175,393
Vistra Corp.	5,972	198,151
		504,045
Multi-Utilities - 0.6%
Ameren Corp.	4,439	332,170
Avista Corp.	1,263	40,883
Black Hills Corp.	1,110	56,155
CenterPoint Energy, Inc.	10,655	286,087
CMS Energy Corp.	4,944	262,576
Consolidated Edison, Inc.	5,851	500,436
Dominion Energy, Inc.	14,147	631,946
DTE Energy Co.	3,486	346,090
NiSource, Inc.	6,953	171,600
NorthWestern Energy Corp.	992	47,676
Public Service Enterprise Group, Inc.	8,409	478,556
Sempra	10,592	720,574
Unitil Corp.	273	11,660
WEC Energy Group, Inc.	5,316	428,204
		4,314,613
Water Utilities - 0.1%
American States Water Co.	617	48,546
American Water Works Co., Inc.	3,293	407,772
Artesian Resources Corp. Class A	119	4,997
California Water Service Group	919	43,478
Consolidated Water Co., Inc.	216	6,143
Essential Utilities, Inc.	4,124	141,577
Middlesex Water Co.	289	19,146
SJW Group	464	27,891
York Water Co. (b)	237	8,885
		708,435
TOTAL UTILITIES		16,330,784
TOTAL COMMON STOCKS (Cost $606,554,813)		704,997,690

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $587,288)	600,000	587,350

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	13,237,475	13,240,123
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	9,711,110	9,712,081
TOTAL MONEY MARKET FUNDS (Cost $22,952,204)		22,952,204

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $630,094,305)	728,537,244
NET OTHER ASSETS (LIABILITIES) - (0.8)% (h)	(5,758,385)
NET ASSETS - 100.0%	722,778,859

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	16	Dec 2023	1,438,880	(27,731)	(27,731)
CME E-mini S&P 500 Index Contracts (United States)	59	Dec 2023	12,760,225	(473,724)	(473,724)
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Dec 2023	504,080	(16,542)	(16,542)

TOTAL FUTURES CONTRACTS					(517,997)
The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $587,350.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $282,290 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	9,616,330	108,823,389	105,199,596	553,331	-	-	13,240,123	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	7,524,644	38,497,222	36,309,785	107,644	-	-	9,712,081	0.0%
Total	17,140,974	147,320,611	141,509,381	660,975	-	-	22,952,204

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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